UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value
CONSUMER DISCRETIONARY — 6.2%
Comcast, Cl A	97,500	$4,146,675
Home Depot	25,700	5,163,130
VF	27,770	2,253,258
Walt Disney	19,975	2,170,683

		13,733,746

CONSUMER STAPLES — 11.0%
Colgate-Palmolive	60,525	4,493,376
CVS Health	55,830	4,393,263
Dr. Pepper Snapple Group	19,825	2,366,114
General Mills	77,850	4,553,446
Hormel Foods	122,700	4,212,291
PepsiCo	36,000	4,330,800

		24,349,290

ENERGY — 7.3%
Chevron	33,920	4,251,872
EOG Resources	38,650	4,444,750
Halliburton	62,905	3,377,998
RSP Permian*	104,985	4,165,805

		16,240,425

FINANCIALS — 21.9%
Arthur J Gallagher	62,600	4,276,832
Bank of America	272,665	8,725,280
BB&T	84,585	4,668,246
Chubb	26,750	4,177,013
Intercontinental Exchange	61,000	4,504,240
JPMorgan Chase	75,165	8,694,336
US Bancorp	77,575	4,432,635
Wells Fargo	73,390	4,827,594
Western Alliance Bancorp*	73,600	4,317,376

		48,623,552

HEALTH CARE — 11.8%
Abbott Laboratories	82,200	5,109,552
Becton Dickinson	19,605	4,762,839
Cigna	22,625	4,713,919
Johnson & Johnson	52,150	7,206,608
Medtronic	51,700	4,440,513

		26,233,431

INDUSTRIALS — 10.2%
Boeing	14,060	4,982,442
FedEx	16,255	4,266,613
General Dynamics	20,000	4,449,600
Honeywell International	28,900	4,614,463
Union Pacific	31,440	4,197,240

		22,510,358

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 15.3%
Accenture, Cl A	27,500	$4,419,250
Alphabet, Cl A*	4,224	4,993,697
Amdocs	61,800	4,227,120
Booz Allen Hamilton Holding, Cl A	122,400	4,795,632
Broadcom	8,020	1,989,201
Lam Research	11,050	2,116,296
Microsoft	28,435	2,701,609
Motorola Solutions	45,650	4,540,349
Oracle	82,300	4,245,857

		34,029,011

MATERIALS — 1.8%
Sherwin-Williams	9,550	3,983,401

REAL ESTATE — 3.7%
Public Storage‡	19,475	3,812,426
Simon Property Group‡	26,750	4,370,147

		8,182,573

TELECOMMUNICATION SERVICES — 3.1%
AT&T	183,050	6,855,222

UTILITIES — 4.7%
ALLETE	30,420	2,203,625
Nextera Energy	26,900	4,261,498
WEC Energy Group	61,850	3,976,955

		10,442,078

Total Common Stock (Cost $142,396,670)		215,183,087

SHORT-TERM INVESTMENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F, 1.110% (A) (Cost $5,305,884)	5,305,884	5,305,884

Total Investments — 99.4% (Cost $147,702,554)		$220,488,971

Percentages are based upon Net Assets of $221,734,585.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	The rate reported is the 7-day effective yield as of January 31, 2018.

Cl – Class

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JANUARY 31, 2018 (Unaudited)

As of January 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-2300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LOW VOLATILITY EQUITY FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 75.5%
	Shares	Value
CONSUMER DISCRETIONARY — 6.8%
Comcast, Cl A	16,765	$713,015
Home Depot	5,291	1,062,962
McDonald’s	5,178	886,163
Walt Disney	3,748	407,295

		3,069,435

CONSUMER STAPLES — 7.3%
Altria Group	8,608	605,487
Colgate-Palmolive	11,569	858,883
Hershey	3,947	435,472
McCormick	4,397	478,262
PepsiCo	7,477	899,483

		3,277,587

ENERGY — 2.0%
Chevron	6,995	876,823

FINANCIALS — 10.3%
Bank of America	46,439	1,486,048
Chubb	4,393	685,967
JPMorgan Chase	4,100	474,247
US Bancorp	15,960	911,954
Wells Fargo	16,048	1,055,638

		4,613,854

HEALTH CARE — 7.2%
Abbott Laboratories	17,967	1,116,829
Cigna	4,395	915,698
Johnson & Johnson	3,680	508,539
Novartis ADR	7,625	686,708

		3,227,774

INDUSTRIALS — 10.8%
FedEx	3,949	1,036,533
General Dynamics	3,498	778,235
Honeywell International	5,291	844,814
Illinois Tool Works	3,231	561,128
Raytheon	2,870	599,658
Union Pacific	7,894	1,053,849

		4,874,217

INFORMATION TECHNOLOGY — 21.2%
Accenture, Cl A	6,100	980,270
Alphabet, Cl A*	843	996,611
Amdocs	10,492	717,653
Amphenol, Cl A	6,007	557,269
Apple	7,711	1,291,053
Automatic Data Processing	6,367	787,152
Microsoft	15,423	1,465,339
Motorola Solutions	4,935	490,835
Oracle	17,843	920,521

COMMON STOCK — continued
	Shares / Face Amount	Value
INFORMATION TECHNOLOGY (continued)
Texas Instruments	12,088	$1,325,691

		9,532,394

MATERIALS — 1.7%
Sherwin-Williams	1,868	779,162

REAL ESTATE — 3.7%
Alexandria Real Estate Equities‡	5,473	709,848
Boston Properties‡	3,410	421,851
Public Storage‡	2,693	527,182

		1,658,881

UTILITIES — 4.5%
CMS Energy	13,896	621,846
Nextera Energy	4,577	725,088
WEC Energy Group	10,670	686,081

		2,033,015

Total Common Stock (Cost $24,665,269)		33,943,142

CONVERTIBLE BONDS — 16.2%
CONSUMER DISCRETIONARY — 1.9%
DISH Network 2.375%, 03/15/24 (A)	$920,000	860,868

CONSUMER STAPLES — 2.1%
Vector Group 1.750%, 04/15/20 (B)	825,000	933,724

FINANCIALS — 3.3%
Cowen 3.000%, 12/15/22 (A)	650,000	651,198
Starwood Property Trust 4.550%, 03/01/18	830,000	838,307

		1,489,505

HEALTH CARE — 3.7%
Medicines Company 2.750%, 07/15/23	530,000	515,419
NuVasive 2.250%, 03/15/21	440,000	469,652
Wright Medical Group 2.250%, 11/15/21	545,000	675,615

		1,660,686

INDUSTRIALS — 1.6%
Greenbrier 2.875%, 02/01/24 (A)	645,000	739,796

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LOW VOLATILITY EQUITY FUND
JANUARY 31, 2018 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount/ Shares	Value
INFORMATION TECHNOLOGY — 3.6%
Electronics For Imaging 0.750%, 09/01/19	$825,000	$794,897
Nice Systems 1.250%, 01/15/24	660,000	802,104

		1,597,001

Total Convertible Bonds (Cost $7,435,428)		7,281,580

CONVERTIBLE PREFERRED STOCK — 6.8%
CONSUMER STAPLES — 2.3%
Bunge, 4.875%*	9,225	1,037,813

HEALTH CARE — 2.6%
Allergan, 5.500%*	790	511,683
Becton Dickinson, 6.125%*	9,950	624,064

		1,135,747

UTILITIES — 1.9%
DTE Energy, 6.500%*	16,400	864,936

Total Convertible Preferred Stock (Cost $2,958,049)		3,038,496

SHORT-TERM INVESTMENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F, 1.110% (C) (Cost $824,527)	824,527	824,527

Total Investments — 100.3% (Cost $35,883,273)		$45,087,745

Percentages are based upon Net Assets of $44,964,683.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2018 was $2,251,862 and represents 5.0% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate disclosed is the rate in effect on January 31, 2018.

(C)	The rate reported is the 7-day effective yield as of January 31, 2018.

ADR – American Depositary Receipt

Cl – Class

The following is a summary of the inputs used as of January 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,943,142	$—	$—	$33,943,142
Convertible Bonds	—	7,281,580	—	7,281,580
Convertible Preferred Stock	3,038,496	—	—	3,038,496
Short-Term Investment	824,527	—	—	824,527

Total Investments in Securities	$37,806,165	$7,281,580	$—	$45,087,745

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-1500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%
	Shares	Value
CONSUMER DISCRETIONARY — 10.4%
Alaska Air Group	21,975	$1,444,417
Cable One	4,650	3,283,039
Columbia Sportswear	24,780	1,850,323
Hanesbrands	88,300	1,917,876
Helen of Troy*	26,000	2,421,900
Mohawk Industries*	12,200	3,428,932
Newell Brands	114,569	3,029,204

		17,375,691

CONSUMER STAPLES — 4.4%
Energizer Holdings	42,500	2,474,350
J&J Snack Foods	11,050	1,529,762
JM Smucker	13,275	1,684,465
McCormick	14,800	1,609,796

		7,298,373

ENERGY — 6.5%
Centennial Resource Development, Cl A*	81,000	1,653,210
Diamondback Energy*	25,350	3,181,425
RSP Permian*	79,800	3,166,464
WPX Energy*	199,500	2,938,635

		10,939,734

FINANCIALS — 20.4%
Arthur J Gallagher	66,415	4,537,473
Chemical Financial	78,413	4,580,103
Everest Re Group	14,875	3,418,275
First Republic Bank	32,765	2,934,106
Home BancShares	143,500	3,445,435
Markel*	2,845	3,265,178
Western Alliance Bancorp*	74,300	4,358,438
Wintrust Financial	41,970	3,605,223
Zions Bancorporation	72,805	3,933,654

		34,077,885

HEALTH CARE — 8.3%
Cooper	9,125	2,232,614
Integra LifeSciences Holdings*	3,300	173,778
PerkinElmer	39,385	3,157,102
Premier, Cl A*	56,550	1,835,048
STERIS	33,335	3,030,818
Teleflex	12,190	3,385,772

		13,815,132

INDUSTRIALS — 11.5%
Curtiss-Wright	29,530	3,858,390
Hubbell, Cl B	27,280	3,708,716
Huntington Ingalls Industries	6,975	1,656,841
Ingersoll-Rand	32,275	3,054,183
Middleby*	24,924	3,396,144

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS (continued)
Pentair	50,775	$3,630,413

		19,304,687

INDUSTRIES — 1.1%
Woodward	22,658	1,756,448

INFORMATION TECHNOLOGY — 11.8%
Amdocs	49,900	3,413,160
Booz Allen Hamilton Holding, Cl A	87,380	3,423,549
Coherent*	2,975	772,072
FLIR Systems	64,854	3,321,173
Genpact	49,850	1,691,909
KLA-Tencor	15,300	1,679,940
Littelfuse	16,500	3,586,110
MKS Instruments	18,250	1,866,975

		19,754,888

MATERIALS — 9.7%
Albemarle	25,572	2,853,579
Eagle Materials	36,075	4,042,204
PolyOne	47,630	2,070,000
RPM International	41,060	2,143,332
Sensient Technologies	20,133	1,446,556
Summit Materials, Cl A*	64,420	2,058,219
WestRock	24,577	1,637,566

		16,251,456

REAL ESTATE — 6.8%
Alexandria Real Estate Equities‡	29,758	3,859,613
Brandywine Realty Trust‡	131,300	2,355,522
Hudson Pacific Properties‡	67,350	2,153,179
Physicians Realty Trust ‡	93,650	1,526,495
Retail Properties of America, Cl A‡	125,415	1,511,251

		11,406,060

TELECOMMUNICATION SERVICES — 1.4%
Zayo Group Holdings*	61,600	2,260,720

UTILITIES — 4.6%
ALLETE	33,905	2,456,078
Alliant Energy	46,900	1,864,275
DTE Energy	31,975	3,377,839

		7,698,192

Total Common Stock (Cost $128,239,105)		161,939,266

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JANUARY 31, 2018 (Unaudited)

SHORT-TERM INVESTMENT — 2.4%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl F, 1.110% (A) (Cost $4,049,056)	4,049,056	$4,049,056

Total Investments — 99.3% (Cost $132,288,161)		$165,988,322

Percentages are based upon Net Assets of $167,128,155.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	The rate reported is the 7-day effective yield as of January 31, 2018.

Cl – Class

As of January 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-011-1400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%
	Shares	Value
CONSUMER DISCRETIONARY — 6.8%
Alaska Air Group	46,750	$3,072,878
Cable One	8,680	6,128,340
Cedar Fair LP (A)	7,573	513,449
Columbia Sportswear	48,319	3,607,980
Hanesbrands	255,015	5,538,926
Helen of Troy*	47,000	4,378,050

		23,239,623

CONSUMER STAPLES — 4.5%
Edgewell Personal Care*	43,286	2,443,928
Energizer Holdings	92,661	5,394,723
J&J Snack Foods	23,434	3,244,203
Nomad Foods*	256,725	4,374,594

		15,457,448

ENERGY — 6.8%
Centennial Resource Development, Cl A*	171,895	3,508,377
Diamondback Energy*	53,922	6,767,211
RSP Permian*	171,892	6,820,674
WPX Energy*	412,745	6,079,734

		23,175,996

FINANCIALS — 21.3%
Arthur J Gallagher	121,310	8,287,899
Chemical Financial	158,785	9,274,632
Everest Re Group	23,600	5,423,280
Great Western Bancorp	84,265	3,551,770
Home BancShares	363,815	8,735,198
Kemper	27,072	1,755,619
Renasant	124,552	5,364,455
South State	47,450	4,204,070
Western Alliance Bancorp*	152,800	8,963,248
Wintrust Financial	103,558	8,895,632
Zions Bancorporation	149,413	8,072,784

		72,528,587

HEALTH CARE — 8.5%
Cooper	20,085	4,914,197
Integra LifeSciences Holdings*	6,700	352,822
PerkinElmer	96,948	7,771,352
Premier, Cl A*	105,721	3,430,646
STERIS	58,550	5,323,366
Teleflex	25,192	6,997,078

		28,789,461

INDUSTRIALS — 13.1%
Albany International, Cl A	66,088	4,193,284
Comfort Systems USA	81,950	3,491,070
Curtiss-Wright	56,165	7,338,519
Gibraltar Industries*	115,400	4,281,340
Hubbell, Cl B	43,085	5,857,406

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS (continued)
Huntington Ingalls Industries	14,644	$3,478,535
Interface, Cl A	71,617	1,786,844
Middleby*	41,400	5,641,164
Pentair	70,480	5,039,320
Woodward	45,508	3,527,780

		44,635,262

INFORMATION TECHNOLOGY — 12.8%
Amdocs	53,613	3,667,129
Booz Allen Hamilton Holding, Cl A	137,877	5,402,021
Coherent*	6,550	1,699,856
FLIR Systems	100,880	5,166,065
Genpact	108,950	3,697,763
j2 Global	34,321	2,745,337
Littelfuse	30,550	6,639,737
Methode Electronics	105,305	4,301,709
MKS Instruments	41,075	4,201,973
OSI Systems*	90,600	5,986,848

		43,508,438

MATERIALS — 9.4%
Albemarle	50,470	5,631,948
Eagle Materials	76,400	8,560,620
KapStone Paper and Packaging	49,757	1,723,582
PolyOne	98,605	4,285,373
RPM International	84,215	4,396,023
Sensient Technologies	45,179	3,246,111
Summit Materials, Cl A*	134,063	4,283,313

		32,126,970

REAL ESTATE — 8.9%
Alexandria Real Estate Equities‡	41,000	5,317,700
Brandywine Realty Trust‡	344,400	6,178,536
Hudson Pacific Properties‡	170,960	5,465,591
Physicians Realty Trust‡	242,735	3,956,580
Retail Properties of America, Cl A‡	259,475	3,126,674
STAG Industrial‡	251,405	6,365,575

		30,410,656

TELECOMMUNICATION SERVICES — 1.4%
Zayo Group Holdings*	125,260	4,597,042

UTILITIES — 5.4%
ALLETE	77,816	5,636,991
Alliant Energy	153,200	6,089,700
IDACORP	78,250	6,751,410

		18,478,101

Total Common Stock (Cost $263,046,431)		336,947,584

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JANUARY 31, 2018 (Unaudited)

SHORT-TERM INVESTMENT — 0.8%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl F, 1.110% (B) (Cost $2,782,774)	2,782,774	$2,782,774

Total Investments — 99.7% (Cost $265,829,205)		$339,730,358

Percentages are based upon Net Assets of $340,907,353.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	Securities considered Master Limited Partnerships. At January 31, 2018, these securities amounted $513,449 or 0.2% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2018.

Cl – Class

LP – Limited Partnership

As of January 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-2300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.1%
	Shares	Value
CONSUMER DISCRETIONARY — 11.1%
Carriage Services, Cl A	100,685	$2,681,241
Gentherm*	22,104	707,328
International Speedway, Cl A	61,180	2,838,752
Lithia Motors, Cl A	40,595	5,072,751
Lydall*	67,898	3,245,524
Marcus	181,779	4,726,254
Oxford Industries	67,506	5,319,473
Sonic	210,465	5,438,416

		30,029,739

CONSUMER STAPLES — 5.1%
Hostess Brands, Cl A*	387,750	5,350,950
J&J Snack Foods	40,227	5,569,026
Nomad Foods*	179,475	3,058,254

		13,978,230

ENERGY — 7.5%
Callon Petroleum*	474,455	5,385,064
ProPetro Holding*	230,075	4,297,801
Resolute Energy*	159,854	5,422,248
SRC Energy*	538,080	5,353,896

		20,459,009

FINANCIALS — 23.1%
Banc of California	155,040	3,054,288
Berkshire Hills Bancorp	139,255	5,284,727
Columbia Banking System	126,440	5,447,035
Employers Holdings	123,523	5,237,375
Glacier Bancorp	72,175	2,830,704
Great Western Bancorp	125,070	5,271,701
Hanmi Financial	154,850	4,877,775
Heritage Commerce	152,476	2,441,141
Kemper	70,280	4,557,658
LegacyTexas Financial Group	112,010	4,932,920
Renasant	123,550	5,321,299
Safety Insurance Group	31,354	2,434,638
ServisFirst Bancshares	127,100	5,391,582
South State	61,374	5,437,736

		62,520,579

HEALTH CARE — 3.2%
CONMED	64,500	3,726,810
Omnicell*	99,065	4,859,138

		8,585,948

INDUSTRIALS — 20.7%
Alamo Group	23,560	2,710,107

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS (continued)
Albany International, Cl A	84,512	$5,362,286
Apogee Enterprises	111,913	5,093,161
Columbus McKinnon	81,620	3,342,339
Comfort Systems USA	110,530	4,708,578
Continental Building Products*	192,663	5,481,262
Douglas Dynamics	117,783	4,852,660
Esterline Technologies*	50,987	3,750,094
Gibraltar Industries*	65,985	2,448,044
Interface, Cl A	98,575	2,459,446
Kaman	79,093	4,959,131
Knoll	127,905	2,934,141
Trex*	25,075	2,798,119
Universal Forest Products	136,046	5,078,597

		55,977,965

INFORMATION TECHNOLOGY — 7.3%
Brooks Automation	180,175	5,026,882
Methode Electronics	127,930	5,225,941
Novanta*	94,658	5,480,698
OSI Systems*	59,667	3,942,795

		19,676,316

MATERIALS — 4.8%
Innospec	75,615	5,429,157
KapStone Paper and Packaging	71,140	2,464,290
Summit Materials, Cl A*	162,392	5,188,424

		13,081,871

REAL ESTATE — 11.2%
Easterly Government Properties‡	271,381	5,652,866
Potlatch‡	69,054	3,652,956
Ramco-Gershenson Properties Trust‡	306,845	4,056,491
STAG Industrial‡	229,693	5,815,827
Summit Hotel Properties‡	345,226	5,347,551
Terreno Realty‡	166,926	5,942,566

		30,468,257

UTILITIES — 1.1%
Connecticut Water Service	55,874	2,964,116

Total Common Stock (Cost $206,271,186)		257,742,030

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP FUND
JANUARY 31, 2018 (Unaudited)

SHORT-TERM INVESTMENT — 9.3%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl F, 1.110% (A) (Cost $25,191,854)	25,191,854	$25,191,854

Total Investments — 104.4% (Cost $231,463,040)		$282,933,884

Percentages are based upon Net Assets of $270,897,543.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	The rate reported is the 7-day effective yield as of January 31, 2018.

Cl — Class

As of January 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

WHG-QH-009-2300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MLP AND STRATEGIC ENERGY FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.5%
	Shares	Value
ENERGY — 83.7%
Andeavor	1,505	$162,781
Antero Midstream GP	15,300	322,218
CNX Resources*	20,170	282,582
CONSOL Energy*	2,521	81,756
Dominion Midstream Partners LP (A)	8,880	264,180
Enable Midstream Partners (A)	22,200	335,886
Enbridge	18,674	684,029
Enbridge Energy Management LLC*	21,038	288,221
Energy Transfer Partners LP	46,110	924,044
EnLink Midstream LLC	17,745	330,057
Enterprise Products Partners LP (A)	11,375	314,177
EOG Resources	5,025	577,875
EQT	7,945	431,334
EQT Midstream Partners LP (A)	5,970	444,108
GasLog Partners LP (A)	12,860	304,782
Halliburton	8,635	463,700
Kinder Morgan	39,780	715,244
Marathon Petroleum	2,280	157,936
MPLX LP (A)	8,451	314,377
Noble Energy	13,570	414,156
Noble Midstream Partners LP (A)	5,569	312,922
Occidental Petroleum	5,025	376,724
ONEOK	12,095	711,912
Pembina Pipeline	9,462	322,749
Pioneer Natural Resources	3,260	596,287
Range Resources	14,350	204,487
Royal Dutch Shell ADR, Cl B	2,215	159,325
Summit Midstream Partners LP (A)	13,747	307,245
Targa Resources	10,350	496,800
TransCanada	11,215	516,339
Western Gas Partners LP (A)	5,910	297,155
Williams	19,340	607,083
Williams Partners (A)	7,585	317,811

		13,040,282

INDUSTRIALS — 2.5%
Macquarie Infrastructure Co Trust	5,960	395,446

UTILITIES — 8.3%
Dominion Energy	5,245	400,928
NextEra Energy Partners LP	11,185	502,318
Sempra Energy	3,590	384,202

		1,287,448

Total Common Stock (Cost $12,861,340)		14,723,176

PREFERRED STOCK — 2.8%
	Shares	Value
ENERGY — 2.8%
Anadarko Petroleum, 7.500%* (Cost $399,967)	11,700	$429,390

SHORT-TERM INVESTMENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F, 1.110% (B) (Cost $361,067)	361,067	361,067

Total Investments — 99.6% (Cost $13,622,374)		$15,513,633

Percentages are based upon Net Assets of $15,583,480.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnerships. At January 31, 2018, these securities amounted $3,212,643 or 20.6% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2018.

ADR – American Depositary Receipt

Cl – Class

GP – General Partnership

LLC – Limited Liability Company

LP – Limited Partnership

As of January 31, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-016-0700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.8%
	Shares	Value
CONSUMER DISCRETIONARY — 5.0%
Comcast, Cl A	1,691,180	$71,925,885
Home Depot	349,315	70,177,384

		142,103,269

CONSUMER STAPLES — 4.4%
General Mills	953,273	55,756,938
PepsiCo	569,100	68,462,730

		124,219,668

ENERGY — 8.8%
Andeavor Logistics LP (A)	496,125	25,649,662
Enterprise Products Partners LP (A)	2,009,192	55,493,883
EQT Midstream Partners LP (A)	557,586	41,478,823
Magellan Midstream Partners LP (A)	477,544	34,091,866
Phillips 66 Partners LP (A)	617,645	32,512,833
Shell Midstream Partners LP (A)	1,130,886	32,377,266
Western Gas Partners LP (A)	523,807	26,337,016

		247,941,349

FINANCIALS — 7.8%
Bank of America	2,385,682	76,341,824
Chubb	230,863	36,049,258
Hartford Financial Services Group	613,317	36,038,507
US Bancorp	1,226,695	70,093,352

		218,522,941

HEALTH CARE — 4.2%
Abbott Laboratories	798,250	49,619,220
Becton Dickinson	145,065	35,242,091
Johnson & Johnson	250,550	34,623,505

		119,484,816

INDUSTRIALS — 7.8%
Boeing	94,065	33,333,814
General Dynamics	164,276	36,548,125
Honeywell International	440,044	70,261,825
Raytheon	169,533	35,422,225
Union Pacific	321,575	42,930,262

		218,496,251

INFORMATION TECHNOLOGY — 6.5%
Booz Allen Hamilton Holding, Cl A	850,723	33,331,327
Microsoft	402,050	38,198,771
Oracle	813,585	41,972,850
TE Connectivity	359,635	36,873,376
Texas Instruments	300,515	32,957,480

		183,333,804

REAL ESTATE — 4.3%
Alexandria Real Estate Equities‡	474,299	61,516,580
Boston Properties‡	482,268	59,661,374

		121,177,954

COMMON STOCK — continued
	Shares / Face Amount	Value
UTILITIES — 1.0%
Nextera Energy	183,050	$28,998,781

Total Common Stock (Cost $954,700,372)		1,404,278,833

CORPORATE OBLIGATIONS — 21.6%
CONSUMER STAPLES — 1.0%
CVS Health 1.900%, 07/20/18	$26,950,000	26,936,410

ENERGY — 1.9%
Chevron 1.718%, 06/24/18	28,184,000	28,171,610
Exxon Mobil 2.222%, 03/01/21	27,175,000	26,880,404

		55,052,014

FINANCIALS — 11.6%
Bank of New York Mellon 4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/31/49	26,527,000	27,130,489
Citigroup 5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/49	32,072,000	33,835,960
1.750%, 05/01/18	28,916,000	28,897,429
Goldman Sachs Group 5.375%, VAR ICE LIBOR USD 3 Month+3.922%, 12/29/49	26,764,000	27,633,830
JPMorgan Chase 7.900%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/49	33,528,000	33,989,010
5.000%, VAR ICE LIBOR USD 3 Month+3.320%, 12/29/49	27,671,000	28,086,065
2.161%, VAR ICE LIBOR USD 3 Month+0.680%, 06/01/21	32,000,000	32,244,262
MetLife 5.250%, VAR ICE LIBOR USD 3 Month+3.575%, 12/29/49	25,866,000	26,579,902
Morgan Stanley 5.450%, VAR ICE LIBOR USD 3 Month+3.610%, 12/29/49	33,324,000	34,157,100
PNC Bank MTN 1.600%, 06/01/18	28,250,000	28,221,999

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value
FINANCIALS — continued
SunTrust Banks 5.050%, VAR ICE LIBOR USD 3 Month+3.102%, 06/15/22	$26,603,000	$26,669,507

		327,445,553

HEALTH CARE — 1.9%
Aetna 1.700%, 06/07/18	26,143,000	26,117,127
Pfizer 2.100%, 05/15/19	27,159,000	27,114,510

		53,231,637

INFORMATION TECHNOLOGY — 4.2%
Apple 2.850%, 05/06/21	27,954,000	28,147,529
1.561%, VAR ICE LIBOR USD 3 Month+0.250%, 05/03/18	27,182,000	27,198,880
Cisco Systems 1.400%, 09/20/19	27,297,000	26,900,648
Intel 3.300%, 10/01/21	26,324,000	26,942,174
Oracle 3.625%, 07/15/23	10,000,000	10,348,005

		119,537,236

TELECOMMUNICATION SERVICES — 1.0%
AT&T 2.375%, 11/27/18	27,223,000	27,275,813

Total Corporate Obligations (Cost $609,147,292)		609,478,663

PREFERRED STOCK — 8.4%
ENERGY — 0.5%
Kinder Morgan, 9.750%*	431,000	15,865,110

FINANCIALS — 6.0%
Bank of America, Ser D, 6.204%	1,039,287	26,584,962
Bank of America, Ser 5, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	1,100,506	25,465,709
BB&T, Ser D, 5.850%	1,089,173	27,545,185
PNC Financial Services Group, Ser Q, 5.375%	793,996	19,643,461
US Bancorp, Ser B, 3.500% , VAR ICE LIBOR USD 3 Month+0.600%	1,574,298	35,059,616
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	1,331,420	35,282,630

		169,581,563

PREFERRED STOCK — continued
	Shares / Face Amount	Value
HEALTH CARE — 1.1%
Becton Dickinson, 6.125%*	483,825	$30,345,504

UTILITIES — 0.8%
DTE Energy, 6.500% *	423,800	22,351,212

Total Preferred Stock (Cost $228,299,214)		238,143,389

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
FHLMC 2.375%, 01/13/22	$29,000,000	28,937,070
1.875%, 11/17/20	19,255,000	19,032,393
1.750%, 05/30/19	31,500,000	31,379,638
1.375%, 05/01/20	27,770,000	27,272,556
0.875%, 03/07/18	35,900,000	35,883,989

		142,505,646

FNMA 1.625%, 11/27/18	27,285,000	27,234,905
0.875%, 05/21/18	26,670,000	26,617,140

		53,852,045

Total U.S. Government Agency Obligations (Cost $197,337,098)		196,357,691

U.S. TREASURY OBLIGATION — 1.0%
U.S. Treasury Note 3.375%, 11/15/19 (Cost $27,263,817)	26,632,000	27,214,575

SHORT-TERM INVESTMENT — 11.4%
SEI Daily Income Trust, Government Fund, Cl F, 1.110% (B) (Cost $320,882,368)	320,882,368	320,882,368

Total Investments — 99.2% (Cost $2,337,630,161)		$2,796,355,519

Percentages are based upon Net Assets of $2,818,004,705.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	Securities considered Master Limited Partnerships. At January 31, 2018, these securities amounted $247,941,350 or 8.8% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2018.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2018 (Unaudited)

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LP – Limited Partnership

MTN – Medium Term Note

Ser – Series

USD – U.S. Dollar

VAR – Variable Rate

The following is a summary of the inputs used as of January 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,404,278,833	$—	$—	$1,404,278,833
Corporate Obligations	—	609,478,663	—	609,478,663
Preferred Stock	238,143,389	—	—	238,143,389
U.S. Government Agency Obligations	—	196,357,691	—	196,357,691
U.S. Treasury Obligation	—	27,214,575	—	27,214,575
Short-Term Investment	320,882,368	—	—	320,882,368

Total Investments in Securities	$1,963,304,590	$833,050,929	$—	$2,796,355,519

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-2200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 65.5%
	Shares	Value
BELGIUM — 2.1%
Anheuser-Busch InBev ADR	900	$102,132

BRAZIL — 1.8%
Banco Bradesco ADR	4,275	54,293
Vale ADR, Cl B	2,805	36,717

		91,010

CANADA — 0.5%
Enbridge	755	27,656

GERMANY — 1.0%
SAP ADR	455	51,529

JAPAN — 6.7%
Keyence	296	180,115
Nippon Telegraph & Telephone ADR	3,085	149,006

		329,121

NETHERLANDS — 2.5%
Royal Dutch Shell ADR, Cl A	1,770	124,325

SWITZERLAND — 4.4%
Novartis ADR	1,695	152,652
UBS Group	3,125	63,500

		216,152

TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing ADR	835	37,834

UNITED KINGDOM — 3.1%
Lloyds TSB Group PLC ADR	7,385	29,762
Vodafone Group ADR	3,790	122,113

		151,875

UNITED STATES — 42.6%
Abbott Laboratories	980	60,917
Alexandria Real Estate Equities‡	425	55,123
Andeavor Logistics LP (A)	405	20,939
Bank of America	3,905	124,960
Becton Dickinson	545	132,402
Boeing	377	133,597
Booz Allen Hamilton Holding, Cl A	2,745	107,549
Boston Properties‡	920	113,813
Comcast, Cl A	2,960	125,889
Enterprise Products Partners LP (A)	2,300	63,526
General Dynamics	655	145,724
Hartford Financial Services Group	910	53,472
Honeywell International	838	133,803
Johnson & Johnson	595	82,223

COMMON STOCK — continued
	Shares/ Face Amount	Value
UNITED STATES (continued)
Microsoft	1,230	$116,862
Occidental Petroleum	720	53,978
Oracle	990	51,074
Phillips 66 Partners LP (A)	755	39,743
Raytheon	785	164,018
Shell Midstream Partners LP (A)	930	26,626
Union Pacific	903	120,551
US Bancorp	2,630	150,278
Western Gas Partners LP (A)	387	19,458

		2,096,525

Total Common Stock (Cost $2,529,887)		3,228,159

CORPORATE OBLIGATIONS — 17.9%
AUSTRIA — 3.0%
Oesterreichische Kontrollbank 1.125%, 05/29/18	$148,000	147,742

GERMANY — 4.0%
Kreditanstalt fuer Wiederaufbau 0.875%, 04/19/18	148,000	147,766
Landwirtschaftliche Rentenbank 1.875%, 09/17/18	50,000	49,966

		197,732

SWITZERLAND — 1.6%
Novartis Securities Investment 5.125%, 02/10/19	76,000	78,200

UNITED KINGDOM — 3.5%
AstraZeneca 1.750%, 11/16/18	107,000	106,625
Lloyds Bank 1.750%, 05/14/18	65,000	64,974

		171,599

UNITED STATES — 5.8%
Bank of New York Mellon 4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/31/49	70,000	71,593
Goldman Sachs Group MTN 3.077%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/23	71,000	74,299
JPMorgan Chase 5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 12/31/49	69,000	71,087

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount / Shares	Value
Wells Fargo 7.980%, VAR ICE LIBOR USD 3 Month+3.770%, 03/15/18	$69,000	$69,770

		286,749

Total Corporate Obligations (Cost $882,838)		882,022

PREFERRED STOCK — 6.2%
NETHERLANDS — 1.5%
Aegon, 6.375%	970	24,793
ING Groep, 6.375%	1,953	49,919

		74,712

UNITED STATES — 4.7%
BB&T, Ser E, 5.625%	995	24,736
Becton Dickinson, 6.125%*	900	56,448
DTE Energy, 6.500%*	900	47,466
Kinder Morgan, Ser A, 9.750%*	975	35,890
US Bancorp, Ser B, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	1,484	33,049
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	1,285	34,052

		231,641

Total Preferred Stock (Cost $306,136)		306,353

EXCHANGE TRADED FUNDS — 3.4%
CANADA — 0.3%
iShares S&P/TSX Capped REIT Index ETF	1,035	13,977

JAPAN — 0.3%
Next Funds REIT Index ETF	790	13,467

NETHERLANDS — 1.2%
iShares European Property Yield UCITS ETF	1,115	57,270

UNITED STATES — 1.6%
iShares International Developed ETF	1,790	56,170
Vanguard Global ex-U.S. Real Estate ETF	395	25,209

		81,379

Total Exchange Traded Funds (Cost $147,972)		166,093

SOVEREIGN DEBT — 3.0%
	Face Amount / Shares	Value
CANADA — 1.4%
Canada Government International Bond 1.125%, 03/19/18	$70,000	$69,945

POLAND — 1.6%
Republic of Poland Government International Bond 5.125%, 04/21/21	72,000	77,140

Total Sovereign Debt (Cost $147,370)		147,085

SHORT-TERM INVESTMENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F, 1.110% (B) (Cost $35,366)	35,366	35,366

Total Investments — 96.7% (Cost $4,049,569)		$4,765,078

Percentages are based upon Net Assets of $4,925,411.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	Securities considered Master Limited Partnerships. At January 31, 2018, these securities amounted to $170,292 or 3.5% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2018.

ADR – American Depositary Receipt

Cl – Class

ETF – Exchange Traded Fund

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LP – Limited Partnership

MTN – Medium Term Note

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard and Poor’s

Ser – Series

TSX – Toronto Stock Exchange

UCITS – Undertakings for the Collective Investment of Transferable Securities

USD – U.S. Dollar

VAR – Variable Rate

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JANUARY 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,228,159	$—	$—	$3,228,159
Corporate
Obligations	—	882,022	—	882,022
Preferred Stock	306,353	—	—	306,353
Exchange Traded Funds	166,093	—	—	166,093
Sovereign Debt	—	147,085	—	147,085
Short-Term Investment	35,366	—	—	35,366

Total Investments in Securities	$3,735,971	$1,029,107	$—	$4,765,078

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-018-0600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%
	Shares	Value
ARGENTINA — 1.4%
Tenaris	14,166	$246,670

BELGIUM — 1.4%
Anheuser-Busch InBev	2,180	246,679

CHINA — 4.3%
China Resources Gas Group	53,465	175,992
CNOOC	146,715	228,438
CT Environmental Group	768,209	149,269
Lenovo Group	342,825	197,649

		751,348

EGYPT — 1.2%
Commercial International Bank Egypt	46,165	204,789

FRANCE — 6.3%
BNP Paribas	3,198	264,435
Capgemini	2,006	266,366
Schneider Electric	3,366	315,437
Total	4,155	240,575

		1,086,813

GERMANY — 5.6%
Gerresheimer	1,176	102,643
Hannover Rueckversicherung	1,843	251,930
Henkel & KGaA	1,958	245,041
SAP	3,280	369,888

		969,502

HONG KONG — 2.6%
AIA Group	27,558	236,031
Samsonite International	48,510	210,221

		446,252

JAPAN — 5.2%
Astellas Pharma	6,383	84,195
Japan Tobacco	6,815	225,481
Keyence	525	319,463
Nippon Telegraph & Telephone	5,746	273,220

		902,359

JERSEY — 1.2%
Randgold Resources ADR	1,974	199,690

MEXICO — 1.2%
Genomma Lab Internacional, Cl B*	194,814	213,323

NETHERLANDS — 2.3%
ING Groep	11,753	230,992
Unilever	2,944	170,512

		401,504

COMMON STOCK — continued
	Shares	Value
PHILIPPINES — 1.3%
Ayala Land	265,073	$228,645

SOUTH KOREA — 2.6%
Hanon Systems	18,292	223,543
Samsung Electronics	96	224,301

		447,844

SWITZERLAND — 2.7%
Roche Holding	1,008	248,494
UBS Group	10,279	208,727

		457,221

TAIWAN — 1.6%
Taiwan Semiconductor Manufacturing	31,628	276,720

THAILAND — 1.3%
Thai Union Group PLC NVDR	349,548	231,023

UNITED KINGDOM — 5.8%
BGEO Group PLC	6,270	326,186
Informa PLC	15,971	157,873
John Wood Group PLC	29,906	275,069
St. James’s Place PLC	14,370	242,493

		1,001,621

UNITED STATES — 48.0%
AGCO	1,221	88,669
AT&T	6,975	261,214
Brighthouse Financial*	512	32,901
Bristol-Myers Squibb	4,390	274,814
Capital One Financial	3,187	331,321
Caterpillar	1,065	173,361
Chubb	2,535	395,840
Dun & Bradstreet	3,305	408,928
ExxonMobil	1,549	135,228
Generac Holdings*	5,067	247,928
Hanesbrands	10,563	229,428
Honeywell International	2,902	463,362
Jones Lang LaSalle	1,903	297,534
JPMorgan Chase	5,357	619,644
Kraft Heinz	3,553	278,520
MetLife	4,894	235,255
Microsoft	3,919	372,344
Mondelez International, Cl A	5,951	264,224
Moody’s	3,391	548,630
Newell Brands	6,068	160,438
Omnicom Group	4,464	342,166
Raytheon	2,242	468,444
Ross Stores	3,311	272,793
Sabre	10,581	219,767
Schlumberger	3,882	285,638
Stanley Black & Decker	2,352	390,973

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
T. Rowe Price Group	1,578	$176,152
Texas Instruments	3,208	351,821

		8,327,337

Total Common Stock (Cost $11,452,935)		16,639,340

Total Investments — 96.0% (Cost $11,452,935)		$16,639,340

Percentages are based upon Net Assets of $17,339,839.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

As of January 31, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31, 2018, there were transfers of $1,367,049 from Level 2 to Level 1 investments. Transfers, if any, between levels are considered to have occurred as of the end of the year. For the year ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-015-1100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 84.1%
	Shares	Value
ARGENTINA — 1.6%
Tenaris ADR	174,559	$6,109,565

BRAZIL — 6.6%
Ambev	830,033	5,718,526
BB Seguridade Participacoes	543,626	5,308,288
Cielo	591,908	4,993,875
Grendene	290,810	2,669,866
Vale	490,144	6,376,795

		25,067,350

CHILE — 3.1%
Enel Americas	26,444,860	6,188,877
Enel Chile	44,080,189	5,560,935

		11,749,812

CHINA — 4.9%
CNOOC	4,359,026	6,787,078
Industrial & Commercial Bank of China, Cl H	3,242,122	3,066,953
Lenovo Group	5,884,734	3,392,732
NetEase ADR	16,938	5,422,870

		18,669,633

EGYPT — 1.6%
Commercial International Bank Egypt	1,360,489	6,035,148

HONG KONG — 13.8%
AIA Group	739,929	6,337,397
Anhui Conch Cement, Cl H	1,588,710	8,753,223
ASM Pacific Technology	401,763	5,485,135
BOC Hong Kong Holdings	1,138,972	5,816,690
China Overseas Land & Investment	1,444,354	5,594,514
China Resources Gas Group	1,318,019	4,338,554
China Resources Land	1,419,511	5,661,604
CT Environmental Group	26,821,527	5,211,625
Samsonite International	1,188,401	5,150,019

		52,348,761

INDIA — 1.1%
Reliance Industries GDR (A)	134,201	4,052,870

INDONESIA — 5.6%
Bank Mandiri Persero	10,890,185	6,629,197
Media Nusantara Citra	42,272,625	4,815,010
Perusahaan Gas Negara Persero	28,512,621	5,558,348
Telekomunikasi Indonesia Persero	13,903,938	4,143,609

		21,146,164

COMMON STOCK — continued
	Shares	Value
MALAYSIA — 1.7%
British American Tobacco Malaysia	51,601	$452,926
Public Bank	1,064,466	6,004,989

		6,457,915

MEXICO — 7.3%
Alsea	1,516,861	4,963,361
Fomento Economico Mexicano ADR	53,316	5,200,443
Genomma Lab Internacional, Cl B*	3,636,826	3,982,351
Grupo Aeroportuario del Centro Norte, Cl B	919,992	4,685,042
Kimberly-Clark de Mexico, Cl A	2,456,301	4,601,997
Wal-Mart de Mexico	1,708,006	4,272,825

		27,706,019

PERU — 1.5%
Credicorp	24,384	5,648,066

PHILIPPINES — 1.2%
Ayala Land	4,967,108	4,284,494

SOUTH AFRICA — 7.8%
AVI	764,305	6,933,828
Bidvest Group	338,547	7,144,317
Clicks Group	158,064	2,279,644
MTN Group	535,923	5,944,521
Sanlam	967,016	7,199,815

		29,502,125

SOUTH KOREA — 7.1%
Coway	54,897	4,894,128
Hankook Tire*	95,512	4,785,215
Hanon Systems	542,957	6,635,378
Korea Kolmar*	63,551	5,326,417
Samsung Electronics	2,159	5,044,440

		26,685,578

TAIWAN — 6.1%
Catcher Technology	572,219	6,557,484
Giant Manufacturing	600,442	3,368,350
Taiwan Semiconductor Manufacturing	807,194	7,062,307
Tripod Technology	1,888,673	6,091,344

		23,079,485

THAILAND — 6.2%
Central Pattana	1,680,707	4,453,981
Central Pattana NVDR	915,173	2,425,267
Kasikornbank NVDR	676,245	4,966,040
Siam Cement	112,487	1,767,037
Siam Cement NVDR	168,414	2,645,584

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND (continued)
Thai Union Group NVDR	7,740,298	$5,115,714
Tisco Financial Group NVDR	738,445	2,086,602

		23,460,225

TURKEY — 4.0%
Emlak Konut Gayrimenkul
Yatirim Ortakligi, Cl REIT	7,378,166	5,204,744
Enka Insaat ve Sanayi	3,272,394	4,921,744
TAV Havalimanlari Holding	871,500	5,136,296

		15,262,784

UNITED KINGDOM — 2.9%
BGEO Group PLC	109,696	5,706,746
Randgold Resources PLC	53,205	5,352,984

		11,059,730

Total Common Stock (Cost $247,746,977)		318,325,724

PARTICIPATORY NOTES — 5.4%
INDIA — 5.4%
JPMorgan (convertible to Bharat Forge) 04/22/2019*	240,021	2,679,677
JPMorgan (convertible to HCL Technologies) 09/14/2021*	270,315	4,151,860
JPMorgan (convertible to Reliance Industries) 05/22/2019*	199,125	2,980,150
JPMorgan (convertible to Tata Consultancy Services) 12/28/2020*	105,906	5,131,714
JPMorgan (convertible to Titan) 05/20/2019*	404,060	5,470,083

Total Participatory Notes (Cost $12,197,108)		20,413,484

PREFERRED STOCK — 5.2%
BRAZIL — 5.2%
Banco Bradesco, Cl Preference^	519,346	6,642,608
Lojas Americanas, Cl Preference^	958,853	5,086,194
Petroleo Brasileiro, Cl Preference*^	1,253,912	7,753,317

Total Preferred Stock (Cost $11,093,763)		19,482,119

EXCHANGE TRADED FUNDS — 2.9%
	Shares	Value
UNITED STATES — 2.9%
iShares MSCI India	95,732	$3,566,017
PowerShares India Portfolio*	271,000	7,444,370

Total Exchange Traded Funds (Cost $9,530,867)		11,010,387

SHORT-TERM INVESTMENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F, 1.110% (B) (Cost $9,245,382)	9,245,382	9,245,382

Total Investments — 100.0% (Cost $289,814,097)		$378,477,096

Percentages are based upon Net Assets of $378,651,256.

*	Non-income producing security.

^	Currently no rate is available.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2018 was $4,052,870 and represents 1.1% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2018.

ADR — American Depository Receipt

Cl — Class

GDR — Global Depository Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non Voting Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Argentina	$6,109,565	$—	$—	$6,109,565
Brazil	25,067,350	—	—	25,067,350
Chile	11,749,812	—	—	11,749,812
China	18,669,632	—	—	18,669,633
Egypt	6,035,148	—	—	6,035,148
Hong Kong	52,348,762	—	—	52,348,761
India	4,052,870	—	—	4,052,870
Indonesia	21,146,163	—	—	21,146,164
Malaysia	—	6,457,915	—	6,457,915
Mexico	27,706,020	—	—	27,706,019
Peru	5,648,066	—	—	5,648,066
Philippines	4,284,494	—	—	4,284,494
South Africa	29,502,125	—	—	29,502,125
South Korea	26,685,578	—	—	26,685,578
Taiwan	23,079,486	—	—	23,079,485
Thailand	23,460,224	—	—	23,460,224
Turkey	15,262,784	—	—	15,262,784
United Kingdom	11,059,730	—	—	11,059,730

Total Common Stock	311,867,809	6,457,915	—	318,325,724

Participatory Notes India	—	20,413,484	—	20,413,484

Preferred Stock Brazil	19,482,119	—	—	19,482,119

Exchange Traded Funds United States	11,010,387	—	—	11,010,387

Short-Term Investment	9,245,382	—	—	9,245,382

Total Investments in Securities	$351,605,697	$26,871,399	$—	$378,477,096

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of scheduled market holidays on which these securities trade.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31, 2018, there were transfers of $6,457,915 from Level 1 to Level 2 investments. For the period ended January 31, 2018, there were transfers of $4,366,207 from Level 2 to Level 1 investments. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-013-1100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 97.4%
	Face Amount	Value
CONSUMER DISCRETIONARY — 18.9%
1011778 BC ULC 4.625%, 01/15/22 (A)	$305,000	$311,481
ADT 6.250%, 10/15/21	90,000	97,818
5.250%, 03/15/20	185,000	193,094
Ahern Rentals 7.375%, 05/15/23 (A)	150,000	144,750
Altice Luxembourg 7.750%, 05/15/22 (A)	325,000	312,000
Altice US Finance I 5.375%, 07/15/23 (A)	255,000	261,056
AMC Entertainment Holdings 5.875%, 02/15/22	245,000	246,225
APX Group 7.875%, 12/01/22	175,000	187,688
6.375%, 12/01/19	102,000	103,518
Ashton Woods USA 6.875%, 02/15/21 (A)	96,000	97,440
AV Homes 6.625%, 05/15/22	255,000	266,475
Beazer Homes USA 8.750%, 03/15/22	225,000	245,813
5.750%, 06/15/19	55,000	56,856
Builders FirstSource 5.625%, 09/01/24 (A)	80,000	83,700
Cable One 5.750%, 06/15/22 (A)	185,000	190,550
CalAtlantic Group 6.625%, 05/01/20	210,000	224,700
CCO Holdings 5.125%, 02/15/23	220,000	224,262
Cequel Communications Holdings I 6.375%, 09/15/20 (A)	126,000	127,575
Cinemark USA 4.875%, 06/01/23	150,000	151,875
Clear Channel International BV 8.750%, 12/15/20 (A)	300,000	314,625
Clear Channel Worldwide Holdings 7.625%, 03/15/20	250,000	248,125
CSC Holdings 10.125%, 01/15/23 (A)	275,000	310,234
DISH DBS 7.875%, 09/01/19	85,000	90,472
6.750%, 06/01/21	235,000	246,162
5.125%, 05/01/20	510,000	518,288
Eldorado Resorts 7.000%, 08/01/23	240,000	255,900
Group 1 Automotive 5.250%, 12/15/23 (A)	210,000	216,300
Herc Rentals 7.500%, 06/01/22 (A)	219,000	235,151

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
International Game Technology 6.250%, 02/15/22 (A)	$300,000	$321,285
5.625%, 02/15/20 (A)	200,000	207,500
Interval Acquisition 5.625%, 04/15/23	180,000	185,850
KB Home 8.000%, 03/15/20	135,000	147,319
LIN Television 5.875%, 11/15/22	255,000	262,803
Live Nation Entertainment 5.375%, 06/15/22 (A)	100,000	103,000
M/I Homes 6.750%, 01/15/21	150,000	155,250
Manitowoc 12.750%, 08/15/21 (A)	95,000	108,063
Mclaren Finance 5.750%, 08/01/22 (A)	210,000	215,355
Mediacom Broadband 6.375%, 04/01/23	159,000	163,770
5.500%, 04/15/21	121,000	122,210
Meritage Homes 7.150%, 04/15/20	145,000	156,600
MGM Resorts International 6.750%, 10/01/20	145,000	155,875
6.625%, 12/15/21	175,000	190,969
5.250%, 03/31/20	250,000	258,750
Midas Intermediate Holdco II 7.875%, 10/01/22 (A)	175,000	178,885
NCL 4.750%, 12/15/21 (A)	340,000	351,475
Nexstar Broadcasting 6.125%, 02/15/22 (A)	120,000	123,600
Party City Holdings 6.125%, 08/15/23 (A)	165,000	169,331
Penske Automotive Group 3.750%, 08/15/20	275,000	276,375
Prime Security Services Borrower 9.250%, 05/15/23 (A)	325,000	359,531
PulteGroup 4.250%, 03/01/21	215,000	220,106
Regal Entertainment Group 5.750%, 03/15/22	170,000	175,100
Scientific Games International 10.000%, 12/01/22	165,000	180,881
7.000%, 01/01/22 (A)	495,000	522,225
Service International 4.500%, 11/15/20	250,000	252,188
SFR Group 6.000%, 05/15/22 (A)	230,000	224,469
Shea Homes 5.875%, 04/01/23 (A)	215,000	221,450
Sinclair Television Group 6.125%, 10/01/22	125,000	128,594
Sirius XM Radio 3.875%, 08/01/22 (A)	180,000	179,325
TEGNA 6.375%, 10/15/23	240,000	251,100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Tempur Sealy International 5.625%, 10/15/23	$55,000	$56,650
Titan International 6.500%, 11/30/23 (A)	230,000	238,625
Townsquare Media 6.500%, 04/01/23 (A)	210,000	201,600
TRI Pointe Group 4.375%, 06/15/19	100,000	101,125
Virgin Media Finance 6.375%, 04/15/23 (A)	200,000	206,000
William Lyon Homes 7.000%, 08/15/22	175,000	181,125
WMG Acquisition 6.750%, 04/15/22 (A)	210,000	217,875

		13,734,367

CONSUMER STAPLES — 1.7%
Avon International Operations 7.875%, 08/15/22 (A)	115,000	117,443
Carrols Restaurant Group 8.000%, 05/01/22	175,000	183,531
Hearthside Group Holdings 6.500%, 05/01/22 (A)	300,000	304,500
JBS USA 8.250%, 02/01/20 (A)	210,000	210,878
Performance Food Group 5.500%, 06/01/24 (A)	145,000	148,987
Rite Aid 6.750%, 06/15/21	165,000	167,731
6.125%, 04/01/23 (A)	95,000	88,588

		1,221,658

ENERGY — 12.9%
American Midstream Partners 8.500%, 12/15/21 (A)	115,000	118,450
Antero Resources 5.625%, 06/01/23	100,000	103,500
5.375%, 11/01/21	270,000	276,412
Archrock Partners 6.000%, 04/01/21	305,000	308,812
Blue Racer Midstream 6.125%, 11/15/22 (A)	410,000	425,375
Calumet Specialty Products Partners 11.500%, 01/15/21 (A)	240,000	271,500
Carrizo Oil & Gas 7.500%, 09/15/20	281,000	286,620
Chesapeake Energy 6.875%, 11/15/20	165,000	172,425
4.970%, VAR ICE LIBOR USD 3 Month+3.250%, 04/15/19	445,000	442,775
CONSOL Energy 5.875%, 04/15/22	225,000	231,208
Continental Resources 5.000%, 09/15/22	150,000	151,875

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Crestwood Midstream Partners 6.250%, 04/01/23	$295,000	$307,538
DCP Midstream Operating 5.350%, 03/15/20 (A)	155,000	161,200
4.750%, 09/30/21 (A)	175,000	182,052
2.700%, 04/01/19	200,000	199,250
Energy Transfer Equity 7.500%, 10/15/20	285,000	313,235
Forum Energy Technologies 6.250%, 10/01/21	230,000	231,725
Gulfport Energy 6.625%, 05/01/23	65,000	67,112
Nabors Industries 9.250%, 01/15/19	70,000	73,500
5.000%, 09/15/20	110,000	111,100
4.625%, 09/15/21	255,000	249,262
Newfield Exploration 5.750%, 01/30/22	45,000	47,925
NGL Energy Partners 6.875%, 10/15/21	70,000	71,662
5.125%, 07/15/19	200,000	203,000
Noble Holding International 4.900%, 08/01/20	150,000	153,000
Noble Holding US 7.500%, 03/15/19	100,000	105,750
NuStar Logistics 4.800%, 09/01/20	130,000	132,600
4.750%, 02/01/22	175,000	178,500
Oasis Petroleum 6.500%, 11/01/21	335,000	342,119
Precision Drilling 6.500%, 12/15/21	110,000	112,200
Pride International 6.875%, 08/15/20	195,000	209,625
QEP Resources 6.875%, 03/01/21	80,000	86,400
6.800%, 03/01/20	100,000	106,000
Range Resources 5.750%, 06/01/21	210,000	219,188
Resolute Energy 8.500%, 05/01/20	195,000	196,463
Rowan 7.875%, 08/01/19	115,000	122,188
Sanchez Energy 7.750%, 06/15/21	150,000	147,747
SESI 7.125%, 12/15/21	215,000	220,106
SM Energy 6.500%, 01/01/23	85,000	86,700
6.125%, 11/15/22	185,000	192,169
Summit Midstream Holdings 5.500%, 08/15/22	295,000	297,950
Targa Resources Partners 4.125%, 11/15/19	350,000	350,875
Transocean 9.000%, 07/15/23 (A)	215,000	235,963

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Ultra Resources 6.875%, 04/15/22 (A)	$80,000	$80,800
Weatherford International 9.625%, 03/01/19	160,000	171,200
Whiting Petroleum 5.750%, 03/15/21	135,000	139,725
Williams 7.875%, 09/01/21	150,000	172,875
WPX Energy 7.500%, 08/01/20	77,000	83,160
6.000%, 01/15/22	160,000	168,400

		9,319,216

FINANCIALS — 5.9%
Ally Financial 8.000%, 03/15/20	135,000	147,217
4.250%, 04/15/21	340,000	346,800
Carrizo Oil & Gas 6.250%, 04/15/23	100,000	103,250
FBM Finance 8.250%, 08/15/21 (A)	375,000	398,437
Fiat Chrysler Automobiles 4.500%, 04/15/20	260,000	266,825
Hub Holdings 8.125% cash/8.875% PIK, 07/15/19 (A)	120,000	120,000
HUB International 7.875%, 10/01/21 (A)	175,000	182,000
Ladder Capital Finance Holdings LLLP 5.250%, 03/15/22 (A)	210,000	214,200
Laredo Petroleum 5.625%, 01/15/22	260,000	263,250
Nationstar Mortgage 9.625%, 05/01/19	320,000	325,600
6.500%, 07/01/21	310,000	312,469
Navient MTN 8.000%, 03/25/20	304,000	328,609
6.625%, 07/26/21	130,000	138,125
5.875%, 03/25/21	60,000	61,800
OneMain Financial Holdings 7.250%, 12/15/21 (A)	200,000	207,000
Solera 10.500%, 03/01/24 (A)	200,000	224,250
Springleaf Finance 7.750%, 10/01/21	150,000	165,563
6.000%, 06/01/20	200,000	207,000
5.250%, 12/15/19	180,000	185,400
Sunoco 4.875%, 01/15/23 (A)	95,000	96,759

		4,294,554

HEALTH CARE — 8.1%
Acadia Healthcare 6.125%, 03/15/21	200,000	203,000
CHS 8.000%, 11/15/19	145,000	135,937
5.125%, 08/01/21	295,000	275,087

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

HEALTH CARE — continued
DaVita 5.750%, 08/15/22	$290,000	$298,881
DJO Finco 8.125%, 06/15/21 (A)	165,000	159,225
Eagle Holding II 7.625% cash/8.375% PIK, 05/15/22 (A)	40,000	40,750
HCA 7.500%, 02/15/22	140,000	157,150
6.500%, 02/15/20	430,000	458,488
HCA Healthcare 6.250%, 02/15/21	460,000	489,900
Jaguar Holding II 6.375%, 08/01/23 (A)	245,000	253,575
Kindred Healthcare 8.000%, 01/15/20	220,000	234,713
Kinetic Concepts 12.500%, 11/01/21 (A)	120,000	136,950
7.875%, 02/15/21 (A)	225,000	233,438
Mallinckrodt International Finance 4.875%, 04/15/20 (A)	170,000	165,325
MPH Acquisition Holdings 7.125%, 06/01/24 (A)	140,000	150,325
Select Medical 6.375%, 06/01/21	280,000	286,300
Tenet Healthcare 7.500%, 01/01/22 (A)	200,000	211,640
6.000%, 10/01/20	250,000	262,813
5.500%, 03/01/19	240,000	244,500
4.750%, 06/01/20	155,000	158,100
Teva Pharmaceutical Finance Netherlands III BV 2.200%, 07/21/21	85,000	79,209
Universal Hospital Services 7.625%, 08/15/20	330,000	331,650
Valeant Pharmaceuticals International 6.500%, 03/15/22 (A)	340,000	356,252
6.375%, 10/15/20 (A)	101,000	101,505
5.375%, 03/15/20 (A)	180,000	178,898
Vizient 10.375%, 03/01/24 (A)	230,000	259,325

		5,862,936

INDUSTRIALS — 15.4%
AECOM 5.750%, 10/15/22	230,000	240,228
Air Canada 7.750%, 04/15/21 (A)	305,000	342,744
Aircastle 7.625%, 04/15/20	210,000	227,850
American Airlines Group 5.500%, 10/01/19 (A)	250,000	255,625
4.625%, 03/01/20 (A)	235,000	237,937
American Axle & Manufacturing 6.625%, 10/15/22	200,000	207,250

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Ardagh Packaging Finance 6.000%, 06/30/21 (A)	$200,000	$204,500
ATS Automation Tooling Systems 6.500%, 06/15/23 (A)	210,000	219,450
BCD Acquisition 9.625%, 09/15/23 (A)	230,000	251,275
Bombardier 8.750%, 12/01/21 (A)	110,000	122,237
7.750%, 03/15/20 (A)	375,000	404,062
6.000%, 10/15/22 (A)	150,000	150,000
5.750%, 03/15/22 (A)	130,000	130,494
Century Communities 6.875%, 05/15/22	170,000	176,161
Clean Harbors 5.250%, 08/01/20	178,000	179,557
Cloud Crane 10.125%, 08/01/24 (A)	170,000	192,100
Covanta Holding 6.375%, 10/01/22	235,000	240,581
CPG Merger 8.000%, 10/01/21 (A)	215,000	222,998
DAE Funding 4.500%, 08/01/22 (A)	175,000	174,125
EnPro Industries 5.875%, 09/15/22	370,000	384,800
FTI Consulting 6.000%, 11/15/22	145,000	149,169
Gates Global 6.000%, 07/15/22 (A)	295,000	301,269
General Cable 5.750%, 10/01/22	150,000	154,688
GFL Environmental 9.875%, 02/01/21 (A)	185,000	195,175
5.625%, 05/01/22 (A)	125,000	129,375
Great Lakes Dredge & Dock 8.000%, 05/15/22	200,000	208,000
Griffon 5.250%, 03/01/22 (A)	210,000	213,675
Icahn Enterprises 6.250%, 02/01/22	260,000	267,150
6.000%, 08/01/20	315,000	322,387
IHO Verwaltungs 4.125% cash/4.875% PIK, 09/15/21 (A)	200,000	202,500
JB Poindexter 9.000%, 04/01/22 (A)	295,000	305,694
MasTec 4.875%, 03/15/23	260,000	263,900
Meritor 6.250%, 02/15/24	75,000	78,938
Moog 5.250%, 12/01/22 (A)	125,000	129,062
Nielsen Finance 5.000%, 04/15/22 (A)	235,000	238,819
Nielsen Luxembourg SARL 5.500%, 10/01/21 (A)	250,000	256,250

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Ply Gem Industries 6.500%, 02/01/22	$180,000	$186,750
RR Donnelley & Sons 7.875%, 03/15/21	270,000	281,138
Shape Technologies Group 7.625%, 02/01/20 (A)	300,000	306,375
StandardAero Aviation Holdings 10.000%, 07/15/23 (A)	190,000	206,625
TI Group Automotive Systems 8.750%, 07/15/23 (A)	115,000	122,331
United Continental Holdings 6.000%, 12/01/20	320,000	341,600
Welbilt 9.500%, 02/15/24	145,000	163,850
WESCO Distribution 5.375%, 12/15/21	155,000	159,262
West 4.750%, 07/15/21 (A)	225,000	227,813
Xerium Technologies 9.500%, 08/15/21	340,000	345,525
XPO Logistics 6.500%, 06/15/22 (A)	425,000	442,425
Zachry Holdings 7.500%, 02/01/20 (A)	165,000	168,094
Zekelman Industries 9.875%, 06/15/23 (A)	235,000	263,200

		11,195,013

INFORMATION TECHNOLOGY — 8.2%
Alliance Data Systems MTN 6.375%, 04/01/20 (A)	185,000	186,156
5.875%, 11/01/21 (A)	285,000	292,837
Amkor Technology 6.625%, 06/01/21	54,000	54,540
6.375%, 10/01/22	330,000	339,487
Anixter 5.625%, 05/01/19	165,000	168,300
BMC Software Finance 8.125%, 07/15/21 (A)	150,000	150,188
CommScope 5.000%, 06/15/21 (A)	250,000	254,687
Dell International 7.125%, 06/15/24 (A)	215,000	235,022
5.875%, 06/15/21 (A)	420,000	435,750
EMC 2.650%, 06/01/20	315,000	310,728
First Data 7.000%, 12/01/23 (A)	390,000	410,721
5.750%, 01/15/24 (A)	140,000	144,725
Genesys Telecommunications Laboratories 10.000%, 11/30/24 (A)	230,000	254,150
Harland Clarke Holdings 8.375%, 08/15/22 (A)	90,000	93,825
6.875%, 03/01/20 (A)	90,000	91,575

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Infor Software Parent 7.125% cash/7.875% PIK, 05/01/21 (A)	$250,000	$255,000
Infor US 5.750%, 08/15/20 (A)	185,000	189,893
Microsemi 9.125%, 04/15/23 (A)	133,000	148,628
NCR 5.875%, 12/15/21	300,000	307,875
4.625%, 02/15/21	199,000	200,373
Qorvo 6.750%, 12/01/23	205,000	218,325
Sabre GLBL 5.375%, 04/15/23 (A)	190,000	192,907
TIBCO Software 11.375%, 12/01/21 (A)	290,000	315,752
Unisys 10.750%, 04/15/22 (A)	235,000	263,200
Veritas US 10.500%, 02/01/24 (A)	195,000	198,413
Western Digital 10.500%, 04/01/24	225,000	263,025

		5,976,082

MATERIALS — 13.6%
A Schulman 6.875%, 06/01/23	170,000	179,350
AK Steel 7.625%, 10/01/21	340,000	352,750
Aleris International 9.500%, 04/01/21 (A)	385,000	407,542
Allegheny Technologies 5.950%, 01/15/21	290,000	299,425
American Builders & Contractors Supply 5.750%, 12/15/23 (A)	155,000	163,525
ArcelorMittal 6.000%, 03/01/21	145,000	155,150
5.750%, 08/05/20	270,000	284,850
ARD Finance 7.125% cash/7.875% PIK, 09/15/23	220,000	228,800
Ardagh Packaging Finance 4.250%, 09/15/22 (A)	200,000	201,154
Aruba Investments 8.750%, 02/15/23 (A)	170,000	178,500
Ball 4.375%, 12/15/20	185,000	189,625
Barminco Finance 6.625%, 05/15/22 (A)	115,000	113,275
Berry Global 5.125%, 07/15/23	215,000	223,062
BlueScope Steel Finance 6.500%, 05/15/21 (A)	225,000	234,000
Cascades 5.750%, 07/15/23 (A)	175,000	180,687
5.500%, 07/15/22 (A)	115,000	117,300

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Century Aluminum 7.500%, 06/01/21 (A)	$175,000	$180,032
CF Industries 7.125%, 05/01/20	57,000	61,987
Chemours 6.625%, 05/15/23	235,000	247,631
First Quantum Minerals 7.000%, 02/15/21 (A)	290,000	300,150
FMG Resources August 2006 Pty 4.750%, 05/15/22 (A)	150,000	152,250
Freeport-McMoRan 3.100%, 03/15/20	200,000	200,000
GCP Applied Technologies 9.500%, 02/01/23 (A)	235,000	259,087
Graphic Packaging International 4.750%, 04/15/21	195,000	202,069
Greif 7.750%, 08/01/19	250,000	265,625
Hecla Mining 6.875%, 05/01/21	215,000	220,375
Hudbay Minerals 7.250%, 01/15/23 (A)	335,000	357,613
Huntsman International 4.875%, 11/15/20	165,000	171,600
Joseph T Ryerson & Son 11.000%, 05/15/22 (A)	160,000	181,515
Kraton Polymers 10.500%, 04/15/23 (A)	185,000	207,200
Lundin Mining 7.875%, 11/01/22 (A)	250,000	266,250
Mercer International 7.750%, 12/01/22	74,000	78,768
6.500%, 02/01/24	95,000	100,937
Multi-Color 6.125%, 12/01/22 (A)	240,000	249,600
New Gold 6.250%, 11/15/22 (A)	200,000	205,000
Northwest Acquisitions ULC 7.125%, 11/01/22 (A)	140,000	144,200
Nufarm Australia 6.375%, 10/15/19 (A)	200,000	203,000
Perstorp Holding 8.500%, 06/30/21 (A)	284,000	302,602
Platform Specialty Products 6.500%, 02/01/22 (A)	215,000	221,988
Prince Mineral Holding 11.500%, 12/15/19 (A)	215,000	222,525
Reynolds Group Issuer 5.222%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/21 (A)	270,000	274,725
5.125%, 07/15/23 (A)	155,000	159,170
Standard Industries 5.500%, 02/15/23 (A)	100,000	104,000
Steel Dynamics 5.125%, 10/01/21	175,000	179,375

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Summit Materials 8.500%, 04/15/22	$215,000	$236,500
Teck Resources 4.750%, 01/15/22	200,000	207,000
United States Steel 8.375%, 07/01/21 (A)	208,000	224,640

		9,896,409

REAL ESTATE — 3.3%
GEO Group 5.875%, 01/15/22	200,000	206,000
5.125%, 04/01/23	150,000	151,125
Iron Mountain 5.750%, 08/15/24	140,000	140,350
iStar 6.500%, 07/01/21	195,000	201,338
6.000%, 04/01/22	170,000	173,825
5.000%, 07/01/19	150,000	150,675
4.625%, 09/15/20	55,000	55,688
Realogy Group 5.250%, 12/01/21 (A)	275,000	282,906
RHP Hotel Properties 5.000%, 04/15/21	210,000	212,100
Sabra Health Care 5.500%, 02/01/21	225,000	230,906
SBA Communications 4.875%, 07/15/22	245,000	250,819
Starwood Property Trust 5.000%, 12/15/21	175,000	182,327
Uniti Group 6.000%, 04/15/23 (A)	145,000	140,831

		2,378,890

TELECOMMUNICATION SERVICES — 6.7%
CenturyLink 6.450%, 06/15/21	400,000	406,476
6.150%, 09/15/19	180,000	186,750
5.625%, 04/01/20	145,000	146,994
Cogent Communications Group 5.375%, 03/01/22 (A)	240,000	249,600
Consolidated Communications 6.500%, 10/01/22	195,000	175,012
CSC Holdings 6.750%, 11/15/21	455,000	487,987
Frontier Communications 8.875%, 09/15/20	200,000	196,000
8.500%, 04/15/20	155,000	151,319
8.125%, 10/01/18	285,000	290,700
7.125%, 03/15/19	200,000	201,750
Inmarsat Finance 4.875%, 05/15/22 (A)	260,000	258,050
Level 3 Financing 5.375%, 08/15/22	250,000	253,750
Sprint 7.250%, 09/15/21	425,000	451,652
Sprint Communications 11.500%, 11/15/21	60,000	72,613
9.250%, 04/15/22	120,000	144,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
7.000%, 08/15/20 (A)	$810,000	$857,911
Windstream Services 8.750%, 12/15/24 (A)	162,000	113,400
7.750%, 10/15/20	240,000	205,128

		4,849,092

UTILITIES — 2.7%
AES 7.375%, 07/01/21	130,000	145,275
Calpine 6.000%, 01/15/22 (A)	250,000	257,900
Dynegy 6.750%, 11/01/19	238,000	244,545
Intelsat Jackson Holdings 8.000%, 02/15/24 (A)	155,000	162,750
NRG Energy 6.250%, 07/15/22	360,000	374,511
SoftBank Group 4.500%, 04/15/20 (A)	505,000	513,231
Zayo Group 6.000%, 04/01/23	215,000	224,138

		1,922,350

Total Corporate Obligations (Cost $70,518,069)		70,650,567

Total Investments — 97.4% (Cost $70,518,069)		$70,650,567

Percentages are based upon Net Assets of $72,556,118.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2018 was $31,576,777 and represents 43.5% of Net Assets.

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLLP – Limited Liability Limited Partnership

MTN – Medium Term Note

PIK – Payment in Kind

Pty – Proprietary

ULC – Unlimited Liability Company

USD – U.S. Dollar

VAR – Variable Rate

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2018 (Unaudited)

As of January 31, 2018, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-1300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 86.8%
	Face Amount	Value
CONSUMER DISCRETIONARY — 16.1%
Ahern Rentals 7.375%, 05/15/23 (A)	$35,000	$33,775
American Axle & Manufacturing 6.500%, 04/01/27 (A)	25,000	26,187
Asbury Automotive Group 6.000%, 12/15/24	5,000	5,200
AV Homes 6.625%, 05/15/22	10,000	10,450
Boyd Gaming 6.875%, 05/15/23	10,000	10,575
Brunswick 4.625%, 05/15/21 (A)	10,000	10,120
CCO Holdings 5.500%, 05/01/26 (A)	5,000	5,100
5.375%, 05/01/25 (A)	5,000	5,075
5.125%, 05/01/27 (A)	15,000	14,662
Cedar Fair 5.375%, 04/15/27 (A)	5,000	5,213
Century Communities 5.875%, 07/15/25	5,000	5,069
CSC Holdings 5.250%, 06/01/24	2,000	1,950
Dana 6.000%, 09/15/23	5,000	5,225
Diamond Resorts International 7.750%, 09/01/23 (A)	10,000	10,950
DISH DBS 7.750%, 07/01/26	15,000	15,413
5.000%, 03/15/23	10,000	9,378
IRB Holding 6.750%, 02/15/26 (A)	5,000	5,062
M/I Homes 5.625%, 08/01/25	5,000	5,087
Mattel 6.750%, 12/31/25 (A)	5,000	5,075
Meredith 6.875%, 02/01/26 (A)	5,000	5,119
Meritage Homes 6.000%, 06/01/25	10,000	10,775
Navistar International 6.625%, 11/01/25 (A)	5,000	5,226
New Home 7.250%, 04/01/22	7,000	7,315
Prime Security Services Borrower 9.250%, 05/15/23 (A)	10,000	11,063
Salem Media Group 6.750%, 06/01/24 (A)	5,000	4,888
Scientific Games International 10.000%, 12/01/22	5,000	5,481
6.625%, 05/15/21	5,000	5,175
5.000%, 10/15/25 (A)	5,000	5,006
SFR Group 7.375%, 05/01/26 (A)	10,000	9,850

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
6.000%, 05/15/22 (A)	$5,000	$4,880
Station Casinos 5.000%, 10/01/25 (A)	5,000	5,044
Titan International 6.500%, 11/30/23 (A)	10,000	10,375
Townsquare Media 6.500%, 04/01/23 (A)	35,000	33,600
United Rentals North America 4.875%, 01/15/28	10,000	9,988
Viking Cruises 5.875%, 09/15/27 (A)	10,000	10,012
Weekley Homes 6.625%, 08/15/25 (A)	5,000	5,013
Wolverine World Wide 5.000%, 09/01/26 (A)	10,000	10,100

		348,476

CONSUMER STAPLES — 1.4%
Carrols Restaurant Group 8.000%, 05/01/22	10,000	10,487
Lamb Weston Holdings 4.875%, 11/01/26 (A)	10,000	10,200
Rite Aid 6.125%, 04/01/23 (A)	5,000	4,663
Spectrum Brands 5.750%, 07/15/25	5,000	5,263

		30,613

ENERGY — 16.2%
Alta Mesa Holdings 7.875%, 12/15/24	10,000	11,000
American Midstream Partners 8.500%, 12/15/21 (A)	10,000	10,300
Antero Resources 5.000%, 03/01/25	10,000	10,200
Archrock Partners 6.000%, 04/01/21	15,000	15,187
Blue Racer Midstream 6.125%, 11/15/22 (A)	15,000	15,563
Bristow Group 6.250%, 10/15/22	15,000	12,675
Calumet Specialty Products Partners 7.625%, 01/15/22	20,000	20,300
Carrizo Oil & Gas 6.250%, 04/15/23	5,000	5,162
Cheniere Energy Partners 5.250%, 10/01/25 (A)	5,000	5,094
Chesapeake Energy 4.875%, 04/15/22	5,000	4,800
Continental Resources 4.900%, 06/01/44	5,000	4,987
Crestwood Midstream Partners 6.250%, 04/01/23	10,000	10,425

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Diamond Offshore Drilling 7.875%, 08/15/25	$5,000	$5,300
Ensco 7.750%, 02/01/26	5,000	4,972
Exterran Energy Solutions 8.125%, 05/01/25 (A)	5,000	5,462
Extraction Oil & Gas 7.375%, 05/15/24 (A)	5,000	5,412
Forum Energy Technologies 6.250%, 10/01/21	5,000	5,037
Gulfport Energy 6.000%, 10/15/24	5,000	5,037
Jonah Energy 7.250%, 10/15/25 (A)	5,000	5,044
Laredo Petroleum 6.250%, 03/15/23	5,000	5,175
Legacy Reserves 6.625%, 12/01/21	5,000	3,650
Martin Midstream Partners 7.250%, 02/15/21	10,000	10,137
Nabors Industries 5.500%, 01/15/23	10,000	10,000
Newfield Exploration 5.625%, 07/01/24	10,000	10,700
NGL Energy Partners 7.500%, 11/01/23	5,000	5,213
Noble Holding International 7.875%, 02/01/26 (A)	5,000	5,094
PBF Holding 7.250%, 06/15/25	5,000	5,267
Pioneer Energy Services 6.125%, 03/15/22	15,000	13,425
QEP Resources 5.250%, 05/01/23	10,000	10,200
Range Resources 4.875%, 05/15/25	10,000	9,713
Rex Energy 8.000%, 10/01/20	30,000	11,100
SESI 7.750%, 09/15/24 (A)	10,000	10,750
SM Energy 6.500%, 11/15/21	10,000	10,213
Southwestern Energy 6.700%, 01/23/25	15,000	15,263
Summit Midstream Holdings 5.500%, 08/15/22	5,000	5,050
Sunoco 4.875%, 01/15/23 (A)	10,000	10,185
Transocean 9.000%, 07/15/23 (A)	10,000	10,975
Ultra Resources 6.875%, 04/15/22 (A)	5,000	5,050
Weatherford International 8.250%, 06/15/23	15,000	15,863

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
7.750%, 06/15/21	$5,000	$5,313

		350,293

FINANCIALS — 5.0%
Alliant Holdings Intermediate 8.250%, 08/01/23 (A)	5,000	5,275
Ally Financial 8.000%, 11/01/31	10,000	12,750
CIT Group 5.000%, 08/01/23	10,000	10,450
FirstCash 5.375%, 06/01/24 (A)	10,000	10,475
Hub Holdings 8.125% cash/8.875% PIK, 07/15/19 (A)	10,000	10,000
HUB International 7.875%, 10/01/21 (A)	15,000	15,600
Ladder Capital Finance Holdings LLLP 5.250%, 10/01/25 (A)	5,000	5,000
Liberty Mutual Group 7.800%, 03/15/37 (A)	10,000	12,650
LPL Holdings 5.750%, 09/15/25 (A)	5,000	5,100
Nationstar Mortgage 6.500%, 07/01/21	10,000	10,117
NFP 6.875%, 07/15/25 (A)	5,000	5,137
Springleaf Finance 8.250%, 12/15/20	5,000	5,513

		108,067

HEALTH CARE — 5.7%
BioScrip 8.875%, 02/15/21	5,000	4,650
CHS 6.875%, 02/01/22	5,000	3,556
DJO Finance 10.750%, 04/15/20	5,000	4,500
HCA 7.500%, 02/15/22	10,000	11,225
5.875%, 02/15/26	10,000	10,500
5.500%, 06/15/47	5,000	5,095
5.250%, 06/15/26	5,000	5,231
5.000%, 03/15/24	5,000	5,206
Hologic 4.375%, 10/15/25 (A)	10,000	10,000
Kinetic Concepts 12.500%, 11/01/21 (A)	5,000	5,706
Ortho-Clinical Diagnostics 6.625%, 05/15/22 (A)	5,000	5,000
Polaris Intermediate 8.500% cash/9.25% PIK, 12/01/22 (A)	10,000	10,412

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Tenet Healthcare 8.125%, 04/01/22	$5,000	$5,160
7.500%, 01/01/22 (A)	5,000	5,291
6.000%, 10/01/20	5,000	5,256
Valeant Pharmaceuticals International 7.000%, 03/15/24 (A)	10,000	10,635
6.375%, 10/15/20 (A)	7,000	7,035
5.875%, 05/15/23 (A)	10,000	9,035

		123,493

INDUSTRIALS — 12.3%
APX Group 8.750%, 12/01/20	5,000	5,094
Ardagh Packaging Finance 7.250%, 05/15/24 (A)	10,000	10,747
BCD Acquisition 9.625%, 09/15/23 (A)	10,000	10,925
Big River Steel 7.250%, 09/01/25 (A)	7,000	7,507
Bombardier 6.000%, 10/15/22 (A)	5,000	5,000
Brand Industrial Services 8.500%, 07/15/25 (A)	20,000	20,800
Cloud Crane 10.125%, 08/01/24 (A)	10,000	11,300
CPG Merger 8.000%, 10/01/21 (A)	25,000	25,930
FXI Holdings 7.875%, 11/01/24 (A)	5,000	4,987
GFL Environmental 5.625%, 05/01/22 (A)	5,000	5,175
H&E Equipment Services 5.625%, 09/01/25 (A)	5,000	5,188
JPW Industries Holding 9.000%, 10/01/24 (A)	5,000	5,250
Meritor 6.250%, 02/15/24	5,000	5,262
Optimas OE Solutions Holding 8.625%, 06/01/21 (A)	5,000	5,100
Park-Ohio Industries 6.625%, 04/15/27	11,000	11,743
Quad 7.000%, 05/01/22	30,000	31,050
Shape Technologies Group 7.625%, 02/01/20 (A)	20,000	20,425
StandardAero Aviation Holdings 10.000%, 07/15/23 (A)	15,000	16,313
TI Group Automotive Systems 8.750%, 07/15/23 (A)	8,000	8,510
Wabash National 5.500%, 10/01/25 (A)	10,000	10,075
Xerium Technologies 9.500%, 08/15/21	25,000	25,406

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
XPO CNW 6.700%, 05/01/34	$10,000	$10,775
Zachry Holdings 7.500%, 02/01/20 (A)	5,000	5,094

		267,656

INFORMATION TECHNOLOGY — 8.8%
Advanced Micro Devices 7.000%, 07/01/24	20,000	21,000
Belden 5.250%, 07/15/24 (A)	5,000	5,150
BMC Software Finance 8.125%, 07/15/21 (A)	20,000	20,025
Change Healthcare Holdings 5.750%, 03/01/25 (A)	10,000	10,175
CURO Financial Technologies 12.000%, 03/01/22 (A)	5,000	5,550
Dell 6.500%, 04/15/38	10,000	10,400
Genesys Telecommunications Laboratories 10.000%, 11/30/24 (A)	17,000	18,785
GTT Communications 7.875%, 12/31/24 (A)	3,000	3,210
Harland Clarke Holdings 9.250%, 03/01/21 (A)	5,000	5,162
8.375%, 08/15/22 (A)	5,000	5,212
Infor US 6.500%, 05/15/22	5,000	5,156
Leidos 5.500%, 07/01/33	10,000	9,782
Match Group 6.375%, 06/01/24	5,000	5,406
Microsemi 9.125%, 04/15/23 (A)	6,000	6,705
Rackspace Hosting 8.625%, 11/15/24 (A)	15,000	15,957
RP Crown Parent 7.375%, 10/15/24 (A)	10,000	10,513
TIBCO Software 11.375%, 12/01/21 (A)	15,000	16,332
TTM Technologies 5.625%, 10/01/25 (A)	5,000	5,138
Unisys 10.750%, 04/15/22 (A)	10,000	11,200

		190,858

MATERIALS — 14.0%
A Schulman 6.875%, 06/01/23	10,000	10,550
AK Steel 7.000%, 03/15/27	5,000	5,113
Aleris International 9.500%, 04/01/21 (A)	5,000	5,293

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
7.875%, 11/01/20	$5,000	$4,995
Allegheny Technologies 7.875%, 08/15/23	20,000	21,989
ArcelorMittal 7.500%, 10/15/39	10,000	12,900
Aruba Investments 8.750%, 02/15/23 (A)	15,000	15,750
Barminco Finance 6.625%, 05/15/22 (A)	5,000	4,925
BlueScope Steel Finance 6.500%, 05/15/21 (A)	5,000	5,200
BWAY Holding 7.250%, 04/15/25 (A)	10,000	10,437
Cleveland-Cliffs 4.875%, 01/15/24 (A)	5,000	4,975
Freeport-McMoRan 5.450%, 03/15/43	10,000	10,250
Hudbay Minerals 7.625%, 01/15/25 (A)	15,000	16,500
7.250%, 01/15/23 (A)	5,000	5,337
IAMGOLD 7.000%, 04/15/25 (A)	5,000	5,213
Joseph T Ryerson & Son 11.000%, 05/15/22 (A)	5,000	5,672
Kraton Polymers 10.500%, 04/15/23 (A)	5,000	5,600
7.000%, 04/15/25 (A)	10,000	10,575
Northwest Acquisitions ULC 7.125%, 11/01/22 (A)	5,000	5,150
Nufarm Australia 6.375%, 10/15/19 (A)	5,000	5,075
Owens-Brockway Glass Container 6.375%, 08/15/25 (A)	10,000	11,050
Plastipak Holdings 6.250%, 10/15/25 (A)	5,000	5,188
Prince Mineral Holding 11.500%, 12/15/19 (A)	20,000	20,700
Rain CII Carbon 7.250%, 04/01/25 (A)	20,000	21,650
Rayonier AM Products 5.500%, 06/01/24 (A)	3,000	3,011
Sealed Air 6.875%, 07/15/33 (A)	15,000	17,288
Teck Resources 6.250%, 07/15/41	15,000	17,381
TMS International 7.250%, 08/15/25 (A)	5,000	5,250
Trinseo Materials Operating SCA 5.375%, 09/01/25 (A)	5,000	5,124
Tronox Finance 7.500%, 03/15/22 (A)	5,000	5,187
5.750%, 10/01/25 (A)	5,000	5,113

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
United States Steel 6.875%, 08/15/25	$10,000	$10,500
Venator Finance Sarl 5.750%, 07/15/25 (A)	5,000	5,150

		304,091

REAL ESTATE — 0.9%
CTR Partnership 5.250%, 06/01/25	10,000	10,125
GLP Capital 5.375%, 04/15/26	5,000	5,350
iStar 5.250%, 09/15/22	5,000	4,987

		20,462

TELECOMMUNICATION SERVICES — 5.0%
CenturyLink 7.500%, 04/01/24	10,000	10,075
5.800%, 03/15/22	10,000	9,750
Consolidated Communications 6.500%, 10/01/22	10,000	8,975
CSC Holdings 6.750%, 11/15/21	5,000	5,362
Frontier Communications 11.000%, 09/15/25	5,000	3,906
10.500%, 09/15/22	5,000	4,131
9.000%, 08/15/31	5,000	3,262
Inmarsat Finance 6.500%, 10/01/24 (A)	5,000	5,075
4.875%, 05/15/22 (A)	10,000	9,925
Intelsat Jackson Holdings 7.250%, 10/15/20	5,000	4,362
Level 3 Financing 5.250%, 03/15/26	10,000	9,813
Sprint 7.625%, 02/15/25	5,000	5,188
Sprint Capital 8.750%, 03/15/32	20,000	23,650
Videotron 5.125%, 04/15/27 (A)	5,000	5,188

		108,662

UTILITIES — 1.4%
Calpine 5.500%, 02/01/24	10,000	9,500
Dynegy 8.000%, 01/15/25 (A)	5,000	5,425
7.625%, 11/01/24	5,000	5,402
NRG Energy 7.250%, 05/15/26	5,000	5,445
6.625%, 01/15/27	5,000	5,290

		31,062

Total Corporate Obligations (Cost $1,825,420)		1,883,733

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — 1.2%
	Shares / Number of Warrants	Value
ENERGY — 1.2%
Approach Resources*	3,520	$11,757
Comstock Resources*	221	2,153
EP Energy, Cl A*	2,000	3,820
Halcon Resources*	321	2,565
Light Tower Rentals* (B)	5	2,879
Rex Energy*	15	22
SandRidge Energy*	108	1,932

		25,128

Total Common Stock (Cost $34,303)		25,128

WARRANTS — 0.0%
Comstock Resources, Expires 06/15/20*	28	272
Halcon Resources, Expires 09/09/20*	87	70

Total Warrants (Cost $—)		342

Total Investments — 88.0% (Cost $1,859,723)		$1,909,203

Percentages are based upon Net Assets of $2,169,749.

*	Non-income producing security.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2018 was $1,031,002 and represents 47.5% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.

Cl – Class

LLLP – Limited Liability Limited Partnership

PIK – Payment in Kind

The following is a summary of the inputs used as of January 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,883,733	$—	$1,883,733
Common Stock	22,249	—	2,879	25,128
Warrants	—	342	—	342

Total Investments in Securities	$22,249	$1,884,075	$2,879	$1,909,203

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-017-0700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 98.2%
	Face Amount(1)		Value
CANADA — 1.6%
SSR Mining 2.875%, 02/01/33		500,000	$496,512

CHINA — 7.8%
Cosmos Boom Investment 0.500%, 06/23/20		600,000	594,000
Ctrip.com International 1.250%, 10/15/18		900,000	1,100,538
Vipshop Holdings 1.500%, 03/15/19 (A)		400,000	430,840
Weibo 1.250%, 11/15/22 (B)		250,000	301,678

			2,427,056

GREECE — 1.5%
FF Group Finance Luxembourg 1.750%, 07/03/19	EUR	400,000	472,413

HONG KONG — 5.1%
China Overseas Finance Investment Cayman V 0.000%, 01/05/23 (C)		800,000	855,400
PB Issuer No. 4 3.250%, 07/03/21		500,000	494,125
Shine Power International 4.307%, 07/28/19 (C)	HKD	2,000,000	249,915

			1,599,440

IRELAND — 1.2%
Corsicanto II Designated Activity 3.500%, 01/15/47		300,000	373,494

ISRAEL — 2.0%
Teva Pharmaceutical Finance 0.250%, 02/01/26		695,000	622,840

JAPAN — 2.9%
Shizuoka Bank 1.939%, 04/25/18 (C)		900,000	891,000

MEXICO — 3.4%
America Movil BV 5.500%, 09/17/18	EUR	500,000	533,274
Cemex 3.750%, 03/15/18		500,000	510,313

			1,043,587

CONVERTIBLE BONDS — continued
	Face Amount(1)		Value
NORWAY — 0.5%
Ship Finance International 3.250%, 02/01/18		120,000	$139,050

SINGAPORE — 1.2%
CapitaLand 1.850%, 06/19/20	SGD	500,000	373,437

SOUTH AFRICA — 2.0%
Brait 2.750%, 09/18/20	GBP	500,000	633,061

SOUTH KOREA — 1.2%
Hyundai Heavy Industries 0.742%, 06/29/20 (C)		400,000	377,520

SPAIN — 1.2%
Sacyr 4.000%, 05/08/19	EUR	300,000	380,565

TAIWAN — 0.8%
TPK Holding 0.000%, 04/08/20 (C)		250,000	259,375

UNITED ARAB EMIRATES — 1.5%
Aabar Investments PJSC MTN 0.500%, 03/27/20	EUR	400,000	469,324

UNITED KINGDOM — 5.0%
Balfour Beatty Finance No.2 1.875%, 12/03/18	GBP	300,000	422,760
Helical Bar Jersey 4.000%, 06/17/19	GBP	200,000	283,260
PT Jersey 0.500%, 11/19/19	EUR	200,000	276,557
St. Modwen Properties Securities Jersey 2.875%, 03/06/19	GBP	400,000	572,199

			1,554,776

UNITED STATES — 59.3%
Alder Biopharmaceuticals 2.500%, 02/01/25		55,000	53,510
Arbor Realty Trust 5.375%, 11/15/20		500,000	500,444
BioMarin Pharmaceutical 0.750%, 10/15/18		200,000	212,924
Brookdale Senior Living 2.750%, 06/15/18		250,000	248,312

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JANUARY 31, 2018 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount(1)	Value
UNITED STATES — continued
Cardtronics 1.000%, 12/01/20	600,000	$558,484
Ciena 3.750%, 10/15/18	200,000	232,685
Citrix Systems 0.500%, 04/15/19	700,000	927,373
Cowen 3.000%, 12/15/22 (B)	490,000	490,904
Dermira 3.000%, 05/15/22 (B)	500,000	567,104
Electronics For Imaging 0.750%, 09/01/19	575,000	554,019
Encore Capital Group 3.250%, 03/15/22 (B)	200,000	220,967
Exact Sciences 1.000%, 01/15/25	720,000	700,548
EZCORP 2.125%, 06/15/19	320,000	327,514
FireEye 1.000%, 06/01/35	500,000	470,951
Gogo 3.750%, 03/01/20	500,000	433,389
Herbalife 2.000%, 08/15/19	200,000	219,340
InterDigital 1.500%, 03/01/20	1,200,000	1,452,181
Invacare 4.500%, 06/01/22 (B)	500,000	663,690
j2 Global 3.250%, 06/15/29	250,000	322,134
KB Home 1.375%, 02/01/19	400,000	485,268
Layne Christensen 4.250%, 11/15/18	50,000	49,215
Medicines Company 2.500%, 01/15/22	1,050,000	1,217,546
National Health Investors 3.250%, 04/01/21	200,000	217,739
NuVasive 2.250%, 03/15/21	500,000	533,696
ON Semiconductor 1.000%, 12/01/20	200,000	285,911
PDL BioPharma 4.000%, 02/01/18	70,000	69,912
2.750%, 12/01/21	150,000	145,333
PennyMac 5.375%, 05/01/20	500,000	490,071
PRA Group 3.000%, 08/01/20	400,000	384,910
PROS Holdings 2.000%, 06/01/47 (B)	500,000	453,091
Redwood Trust 4.625%, 04/15/18	400,000	400,400

CONVERTIBLE BONDS — continued
	Face Amount(1) / Shares	Value
UNITED STATES — continued
Resource Capital 6.000%, 12/01/18	400,000	$404,500
RTI International Metals 1.625%, 10/15/19	400,000	471,080
RWT Holdings 5.625%, 11/15/19	150,000	151,504
Sarepta Therapeutics 1.500%, 11/15/24 (B)	400,000	461,428
Shutterfly 0.250%, 05/15/18	500,000	540,247
SolarCity 2.750%, 11/01/18	200,000	198,340
1.625%, 11/01/19	700,000	656,267
Spirit Realty Capital 2.875%, 05/15/19	250,000	249,186
SunPower 0.750%, 06/01/18	75,000	74,062
Synchronoss Technologies 0.750%, 08/15/19	200,000	175,900
Tesla 0.250%, 03/01/19	200,000	221,936
Twitter 0.250%, 09/15/19	400,000	383,352
VEREIT 3.000%, 08/01/18	300,000	300,000
Workday 0.750%, 07/15/18	200,000	287,172

		18,464,539

Total Convertible Bonds (Cost $29,605,728)		30,577,989

SHORT-TERM INVESTMENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F, 1.110% (D) (Cost $54,013)	54,013	54,013

Total Investments — 98.4% (Cost $29,659,741)		$30,632,002

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (28.0)%
CHINA — (2.7)%
Ctrip.com International ADR*	(15,000)	$(701,700)
Vipshop Holdings ADR*	(8,500)	(140,505)

		(842,205)

MEXICO — (0.4)%
Cemex ADR*	(15,900)	(131,811)

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value
NORWAY — (0.2)%
Ship Finance International	(4,380)	$(67,014)

UNITED KINGDOM — (0.3)%
Playtech*	(9,000)	(101,159)

UNITED STATES — (24.4)%
Amarin ADR*	(61,800)	(231,750)
AmTrust Financial Services	(100)	(1,342)
Arconic	(10,400)	(312,624)
BioMarin Pharmaceutical*	(1,100)	(99,253)
Cardtronics*	(2,800)	(68,488)
Ciena*	(7,000)	(148,960)
Citrix Systems*	(8,450)	(783,822)
Cowen, Cl A*	(19,308)	(250,039)
Dermira*	(10,200)	(290,904)
Encore Capital Group*	(4,200)	(174,090)
Exact Sciences*	(6,500)	(323,115)
EZCORP, Cl A*	(7,700)	(90,860)
Herbalife*	(1,300)	(107,887)
Insulet*	(500)	(38,265)
InterDigital	(12,100)	(944,405)
Invacare	(26,550)	(488,520)
j2 Global	(2,800)	(223,972)
KB Home	(12,400)	(390,848)
Medicines*	(20,500)	(679,165)
National Health Investors	(1,000)	(70,530)
NuVasive*	(5,500)	(268,785)
ON Semiconductor*	(9,080)	(224,639)
PDL BioPharma*	(28,600)	(78,936)
PROS Holdings*	(3,800)	(110,352)
Sarepta Therapeutics*	(4,500)	(294,930)
Shutterfly*	(4,000)	(272,600)
Tesla*	(400)	(141,724)
Weibo ADR*	(1,400)	(181,398)
Workday, Cl A*	(2,400)	(287,736)

		(7,579,939)

Total Common Stock (Proceeds $8,341,134)		(8,722,128)

Total Securities Sold Short — (28.0)% (Proceeds $8,341,134)		$(8,722,128)

PURCHASED OPTIONS — 0.4%
UNITED STATES — (0.4)%
Total Purchased Options (E) (Cost $155,952)		$135,020

WRITTEN OPTIONS — 0.0%
Value
Total Written Options (E) (Premiums Received $10,116)	$(7,235)

Percentages are based upon Net Assets of $31,118,727.

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
US Bank	2/27/18	EUR	1,645,000	USD	2,036,148	$(9,437)
US Bank	2/27/18	GBP	1,360,000	USD	1,914,853	(17,921)
US Bank	2/27/18	HKD	1,955,000	USD	250,179	117
US Bank	2/27/18	SGD	492,000	USD	375,200	(48)

						$(27,289)

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

(A)	All or portion of the shares have been committed as collateral for open short positions

(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2018 was $3,158,862 and represents 10.2% of Net Assets.

(C)	Zero coupon security. The rate reported is the effective yield at the time of purchase.

(D)	The rate reported is the 7-day effective yield as of January 31, 2018.

(E)	Refer to table below for details on Options Contracts.

ADR – American Depositary Receipt

Cl – Class

EUR – Euro Currency

GBP – British Pound

HKD – Hong Kong Dollar

MTN – Medium Term Note

PJSC – Private Joint Stock Company

SGD – Singapore Dollar

USD – United States Dollar

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JANUARY 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$30,577,989	$—	$30,577,989
Short-Term Investment	54,013	—	—	54,013

Total Investments in Securities	$54,013	$30,577,989	$—	$30,632,002

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(8,722,128)	$—	$—	$(8,722,128)

Total Securities Sold Short	$(8,722,128)	$—	$—	$(8,722,128)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$135,020	$—	$—	$135,020
Written Options	(7,235)	—	—	(7,235)
Forwards Contracts*
Unrealized appreciation	—	117	—	117
Unrealized depreciation	—	(27,406)	—	(27,406)

Total Other Financial Instruments	$127,785	$(27,289)	$—	$100,496

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JANUARY 31, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)
PURCHASED OPTIONS — 0.4%
Put Options
February 18 Puts on SPX*	7	1,977	$2,495.00	02/17/18	1
iShares 20+ Year Treasury Bond ETF*	200	2,455	118.00	03/17/18	12
iShares iBoxx $ High Yield Corporate
Bond ETF*	250	2,182	83.00	01/19/19	71
PowerShares QQQ Trust Series 1*	210	3,557	150.00	03/17/18	11

		10,171			95

Call Options
February 18 Calls on VIX*	150	203	25.00	02/17/18	3
June 18 Calls on VIX*	70	95	16.00	06/16/18	18
March 18 Calls on VIX*	130	176	16.00	03/17/18	19

		474			40

Total Purchased Options		10,645			135

WRITTEN OPTIONS — 0.0%
Put Options
Ctrip.com International*	(40)	(187)	45.00	02/17/18	(2)

Call Options
Ctrip.com International*	(50)	(234)	50.00	02/17/18	(1)
Shutterfly*	(10)	(68)	65.00	03/17/18	(3)
Vipshop*	(35)	(58)	19.00	02/17/18	(1)

		(360)			(5)

Total Written Options		(547)			(7)

WHG-QH-019-0600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC CONVERTIBLES FUND
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 96.0%
	Face Amount(1)		Value

CHINA — 11.3%
Baosteel Hong Kong Investment 0.000%, 12/01/18 (A)		200,000	$256,000
China Lodging Group 0.375%, 11/01/22 (B)		100,000	110,338
Crotona Asset 4.000%, 04/14/19		200,000	261,000
Weibo 1.250%, 11/15/22 (B)		150,000	181,007

			808,345

FRANCE — 7.1%
Airbus MTN 0.000%, 06/14/21 (A)	EUR	100,000	142,158
Cie Generale des Etablissements Michelin 0.076%, 01/10/22 (A)		200,000	215,800
Fonciere Des Regions 0.875%, 04/01/19	EUR	101,676	149,021

			506,979

GERMANY — 2.3%
Fresenius Medical Care & KGaA 1.125%, 01/31/20	EUR	100,000	164,413

INDIA — 3.1%
Larsen & Toubro 0.675%, 10/22/19		200,000	219,250

ISRAEL — 2.5%
Nice Systems 1.250%, 01/15/24		145,000	176,220

JAPAN — 8.6%
ANA Holdings 0.000%, 09/16/22 (A)	JPY	10,000,000	95,951
Kandenko 0.000%, 03/31/21 (A)	JPY	10,000,000	106,371
Kansai Paint 0.000%, 06/17/19 (A)	JPY	10,000,000	100,302
Medipal Holdings 0.000%, 10/07/22 (A)	JPY	20,000,000	200,284
Teijin 0.000%, 12/12/18 (A)	JPY	10,000,000	109,119

			612,027

LUXEMBOURG — 2.0%
Citigroup Global Markets Funding Luxembourg MTN 0.500%, 08/04/23	EUR	100,000	142,366

CONVERTIBLE BONDS — continued
	Face Amount(1)		Value

MONACO — 1.3%
Endeavour Mining 3.000%, 02/15/23 (B)		95,000	$95,000

PHILIPPINES — 3.1%
AYC Finance 0.500%, 05/02/19		200,000	219,000

UNITED KINGDOM — 1.9%
PT Jersey 0.500%, 11/19/19	EUR	100,000	138,278

UNITED STATES — 52.8%
Alder Biopharmaceuticals 2.500%, 02/01/25		20,000	19,458
Allscripts Healthcare Solutions 1.250%, 07/01/20		115,000	123,740
BioMarin Pharmaceutical 1.500%, 10/15/20		125,000	146,126
Carbonite 2.500%, 04/01/22 (B)		150,000	183,630
Citrix Systems 0.500%, 04/15/19		100,000	132,482
Cowen 3.000%, 12/15/22 (B)		120,000	120,221
DISH Network 3.375%, 08/15/26		130,000	138,042
Dycom Industries 0.750%, 09/15/21		100,000	132,774
Exact Sciences 1.000%, 01/15/25		95,000	92,433
Extra Space Storage 3.125%, 10/01/35 (B)		140,000	150,934
Greenbrier 2.875%, 02/01/24 (B)		115,000	131,902
Insmed 1.750%, 01/15/25		20,000	19,071
JPMorgan Chase MTN 0.250%, 05/01/23		100,000	100,000
Kaman 3.250%, 05/01/24 (B)		160,000	183,158
Liberty Interactive 1.750%, 09/30/46 (B)		135,000	165,391
Liberty Media-Liberty Formula One 1.000%, 01/30/23 (B)		130,000	152,978
Medicines Company 2.500%, 01/15/22		100,000	115,957
Microchip Technology 1.625%, 02/15/27 (B)		100,000	121,473
NuVasive 2.250%, 03/15/21		115,000	122,750
Oil States International 1.500%, 02/15/23 (B)		20,000	20,431

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC CONVERTIBLES FUND
JANUARY 31, 2018 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount / Shares	Value

UNITED STATES — continued
Patrick Industries 1.000%, 02/01/23 (B)	$50,000	$51,216
Royal 2.875%, 06/15/19	60,000	64,407
RPM International 2.250%, 12/15/20	80,000	92,502
Sarepta Therapeutics 1.500%, 11/15/24 (B)	150,000	173,036
ServiceNow 0.000%, 06/01/22 (A)(B)	210,000	256,906
Silicon Laboratories 1.375%, 03/01/22 (B)	120,000	144,997
Teladoc 3.000%, 12/15/22 (B)	155,000	179,192
Tesla 0.250%, 03/01/19	125,000	138,710
Wright Medical Group 2.000%, 02/15/20	165,000	170,569
Zillow Group 2.000%, 12/01/21	100,000	112,254

		3,756,740

Total Convertible Bonds (Cost $6,449,807)		6,838,618

SHORT-TERM INVESTMENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F, 1.110% (C) (Cost $17,654)	17,654	17,654

Total Investments — 96.3% (Cost $6,467,461)		$6,856,272

Percentages are based upon Net Assets of $7,121,538.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Zero coupon security. The rate reported is the effective yield at the time of purchase.

(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2018 was $2,421,810 and represents 34.0% of Net Assets.

(C)	The rate reported is the 7-day effective yield as of January 31, 2018.

Cl — Class

EUR — Euro

JPY — Japanese Yen

MTN —Medium Term Note

The following is a summary of the inputs used as of January 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$6,838,618	$—	$6,838,618
Short-Term Investment	17,654	—	—	17,654

Total Investments in Securities	$17,654	$6,838,618	$—	$6,856,272

For the period ended January 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-020-0600

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018